As filed with the Securities and Exchange Commission on December 4, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101
(Address of principal executive offices) (Zip code)

John W. O’Halloran
601 Union Street, Suite 2801, Seattle, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2009

Item 1. Reports to Stockholders.

RAINIER

RAINIER FUNDS *September 30, 2009*

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Portfolio

Mid Cap Equity Portfolio

Small/Mid Cap Equity Portfolio

Balanced Portfolio

Intermediate Fixed Income Portfolio

RAINIER FUNDS  September 30, 2009

Table of Contents

LETTER TO SHAREHOLDERS	3
COMMENTS FROM THE INVESTMENT ADVISOR	4
PORTFOLIO INVESTMENT RETURNS
Large Cap Equity Portfolio	6
Mid Cap Equity Portfolio	7
Small/Mid Cap Equity Portfolio	8
Balanced Portfolio	9
Intermediate Fixed Income Portfolio	10
FUND EXPENSES	12
SCHEDULES OF INVESTMENTS
Large Cap Equity Portfolio	14
Mid Cap Equity Portfolio	16
Small/Mid Cap Equity Portfolio	18
Balanced Portfolio	21
Intermediate Fixed Income Portfolio	25
STATEMENTS OF ASSETS AND LIABILITIES	28
STATEMENTS OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	32
FINANCIAL HIGHLIGHTS	36
NOTES TO FINANCIAL STATEMENTS	46
GENERAL INFORMATION	53
DIRECTORY OF FUNDS’ SERVICE PROVIDERS	54
INDEX DESCRIPTIONS	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

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Letter to Shareholders

Dear Shareholders,

As Chairman of Rainier Funds and a fellow shareholder, I’d like to express once again on behalf of the entire Rainier team our appreciation for your valued investment in one of the five Portfolios covered in this report. If you are one of the many new shareholders, welcome! This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings of the Portfolios for the period ending September 30, 2009. Also, you will find equity and fixed-income market commentaries, which cover the last six months, followed by investment total returns for each of the five Portfolios.

Investors embraced risk in the most recent six-month period, looking to participate in an expected cyclical upturn in economic activity following the recession. In some instances, investors purchased shares based on perceived “normalized” earnings—levels which might be achieved deep into a new business cycle. Small-cap stocks, especially the most illiquid ones, performed better than large-caps. The most economically sensitive sectors—materials, producer durables and energy—posted some of the strongest gains. Investor appetite for cyclical shares was also being fueled by evidence of renewed growth in overseas economies and strength in their markets, particularly in Asia.

Another compelling motivation for embracing risk is the high opportunity cost of remaining in cash, which is currently yielding well below 1%. The high cash levels that accumulated in 2008 are being drawn down, with funds overwhelmingly flowing into fixed-income markets. High cash levels are reflective of market skepticism, which is usually a positive sign for equity markets. We think that cash coming back into the markets is one of many factors that will support higher prices for stocks as we move toward the end of 2009 and into 2010. Very little of the fund flows have been allocated to equity funds, but we expect that money will increasingly be allocated to the stock market.

We maintain a favorable overall view of the equity market as we believe stocks are reasonably priced and the markets are in the midst of a transition from anticipated improvement to actual substantive improvement.

Thank you again for your confidence and investment in the Rainier Funds. We appreciate your continued support, loyalty and patience.

Sincerely,
John W. O’Halloran
Chairman
Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Opinions expressed are subject to change, are not guaranteed and are not to be considered investment advice.

Quasar Distributors, LLC, Distributor

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Comments from the Investment Advisor

ABOUT THE ADVISOR:
The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (Rainier) located in Seattle, Washington. Rainier manages $16.3 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS
The six-month period ending September 30, 2009 witnessed a remarkable recovery in stock prices worldwide. Sensing that the worst of the financial upheaval of last year was ebbing and that equities had overshot to the downside, investors began to bid stocks higher in early March, precipitating a rally that was almost uninterrupted during the second and third quarters.

Although economic activity is far from normal, the severe economic contraction that occurred in the fourth quarter of 2008 and the first quarter of 2009 has ended. Economic growth has begun to stabilize and is likely to expand in the next several quarters.

The downturn of 2008 punished weak or overleveraged companies severely. Many companies either failed or were absorbed into stronger enterprises. However, it is also true that numerous companies have been able to take advantage of market dislocation to improve their competitive position. Our investment approach is focused on identifying companies that are benefiting from the upheaval in the markets over the last year and a half.

Corporate profits in the second and third quarters were surprisingly robust. Three out of four companies in the U.S. reported earnings that were better than expected in the second and third quarters. What was a minority view in the spring regarding improving corporate profits has now become more of a consensus view, and stock prices are closer to reflecting a favorable outlook.

In order for stock prices to move meaningfully higher, more companies will need to register improved top-line revenue growth. Some companies are already seeing such improvement, especially those with exposure to faster-growing economies outside the U.S. We believe that U.S. growth is likely to steadily improve in 2010, and that the rate of unemployment will peak and begin to slowly decline. Such a scenario, combined with low inflation and continued stimulus from the federal government, should provide a reasonably favorable backdrop for stocks in 2010.

Performance of the Rainier Equity Funds during the last two quarters lagged our primary benchmarks. The second quarter, in particular, was a period where we fell behind because of the pronounced rebound in the most severely beaten down stocks, such as banks and financial companies that had skirted either bankruptcy or nationalization. These stocks, as well as some of the most depressed small-cap companies, experienced sharp rebounds. Despite these price recoveries, we remain skeptical of the ability of these types of companies to sustain their market leadership. As we moved through the third quarter we continued to improve our performance, although not quite enough to catch up to our primary benchmarks.

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FIXED-INCOME COMMENTS
The six months ending September 30, 2009 are a stark contrast to the preceding six months. The economy has gradually shown signs of improvement as the government bailouts and fiscal stimulus measures bridge the way to what is expected to be a modest but self-sustaining recovery. Although nowhere near the peak levels of a few years ago, home sales have steadily moved higher off the lows set in January. Also, measures of industrial activity such as the ISM Manufacturing index, a monthly index which tracks manufacturing activity, have improved sharply and recently moved into expansionary territory. The next leg of the recovery will require employment growth and declining unemployment to drive demand and supplant the fiscal stimulus that the economy is currently reliant upon.

Corporate bonds outperformed all asset classes in the Barclays Capital U.S. Intermediate Government/Credit Bond Index during the period as investor risk appetite improved markedly. The combination of attractive valuations and signs the economy was recovering contributed to the surge in demand. Demand came from multiple sources. Through the end of September, individual investors pumped more than $254 billion into fixed-income mutual funds in 2009. In addition, institutional investors such as insurance companies that favored low-risk cash in late 2008 and early 2009 are redeploying that cash in search of higher yields. When combined with cash flow from coupon payments, maturities, etc., demand exceeded supply, contributing to tighter credit spreads, higher valuations and relative outperformance.

While the economic indicators are generally showing signs of stabilization and improvement, they are mixed and face possible headwinds. Forecasts for third- and fourth-quarter gross domestic product (GDP) range from 3% to 4%, as the economy benefits from temporary fiscal stimulus plans such as the Cash for Clunkers program and the $8,000 first-time home-buyer tax credit. Recent improvements in manufacturing activity and orders support this outlook. Consumer confidence is also improving in conjunction with the turn in the economy and the improvement in the equity and fixed-income markets. Consumer spending accounts for 70% of GDP, and, therefore, continued improvement is necessary for a sustained recovery to take hold. Potential headwinds that could cap the robustness of the recovery include households’ high debt levels, deteriorating commercial real estate fundamentals, expiration of the Bush tax cuts and continued pressure on state budgets as property and sales tax revenues continue to decline. Despite the potential headwinds, we expect corporate bonds to continue to outperform. Valuations on a historical basis continue to remain attractive, and corporations have cut costs and are strengthening their balance sheets and positioned to benefit from an economic recovery.

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PORTFOLIO INVESTMENT RETURNS

Large Cap Equity Portfolio

OBJECTIVE:
The Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2009
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity* Original Shares	28.62%	-9.73%	-5.20%	2.10%	1.09%	8.59%
Large Cap Equity* Institutional Shares	28.85%	-9.50	-4.95	2.38	1.29	8.72
S&P 500 Index	34.02	-6.91	-5.43	1.02	-0.15	7.75
Russell 1000 Growth Index	32.58	-1.85	-2.50	1.86	-2.56	6.68
Consumer Price Index	1.53	-1.29	2.10	2.61	2.55	2.51
Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.07% and for Institutional Shares is 0.82% as of 3/31/09.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.

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Mid Cap Equity Portfolio

OBJECTIVE:
The Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2009
	6 Months	1 Year	3 Years*	5 Years	10 Years	Since Inception*
Mid Cap Equity Original Shares	32.56%	-12.99%	-2.58%	–	–	0.59%
Mid Cap Equity Institutional Shares	32.73%	-12.75	-2.34	–	–	0.85
Russell Midcap Index	45.71	-3.55	-4.07	–	–	-1.81
Russell Midcap Growth Index	41.89	-0.40	-3.10	–	–	-1.96
Consumer Price Index	1.53	-1.29	2.10	–	–	2.49
Inception date 12/27/05

Gross Expense Ratio for Original Shares is 1.22% and for Institutional Shares is 0.97% as of 3/31/09.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

OBJECTIVE:
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of small- and mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2009
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity* Original Shares	32.14%	-17.11%	-6.24%	3.20%	6.04%	10.18%
Small/Mid Cap Equity* Institutional Shares	32.28%	-16.90	-6.00	3.47	6.23	10.31
Russell 2500 Index	44.39	-5.69	-3.78	3.29	6.28	9.10
Russell 2500 Growth Index	42.70	-3.08	-2.32	3.74	2.63	6.60
Consumer Price Index	1.53	-1.29	2.10	2.61	2.55	2.51
Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.16% and for Institutional Shares is 0.91% as of 3/31/09.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.

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Balanced Portfolio

OBJECTIVE:
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stock of companies traded in the U.S. and investment-grade debt securities and cash-equivalent securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2009
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced* Original Shares	20.43%	-1.40%	-1.27%	2.88%	2.75%	7.44%
Balanced* Institutional Shares	20.64%	-1.14	-1.03	3.12	2.93	7.57
Balanced Index	21.48	0.03	-0.65	2.70	2.44	7.34
S&P 500 Index	34.02	-6.91	-5.43	1.02	-0.15	7.75
Barclays Capital U.S. Intermediate Gov/Credit Index	4.98	10.01	6.16	4.68	5.90	6.23
Consumer Price Index	1.53	-1.29	2.10	2.61	2.55	2.51
Inception date 5/10/94

Gross Ratio for Original Shares is 1.03% and for Institutional Shares is 0.78% as of 3/31/09.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Intermediate Fixed Income Portfolio

OBJECTIVE:
The Intermediate Fixed Income Portfolio seeks to provide investors with current income.
The Portfolio invests primarily in a diversified portfolio of investment-grade debt securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2009
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed Income	7.09%	12.63%	5.95%	4.40%	5.43%	5.67%
Barclays Capital U.S. Intermediate Gov/Credit Index	4.98	10.01	6.16	4.68	5.90	6.23
Citigroup 3-month Treasury Bill Index	0.09	0.39	2.63	2.96	2.96	3.72
Consumer Price Index	1.53	-1.29	2.10	2.61	2.55	2.51
Inception date 5/10/94

Gross and Net Expense Ratios are 0.67% and 0.55%, respectively, as of 3/31/09. Contractual fee waivers in effect until 3/31/10.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 56 for index descriptions.

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Fund Expenses

Rainier Funds
September 30, 2009 (Unaudited)

EXPENSE EXAMPLES
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); sub-transfer agent type expenses; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested 4/1/09 and held for the entire period from 4/1/09 to 9/30/09.

ACTUAL EXPENSES
The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period,” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,286.20	$1,288.50	$1,019.61	$1,020.86
Expenses Paid during Period*	$6.24	$4.82	$5.51	$4.26

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Original, 0.84% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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MID CAP EQUITY PORTFOLIO
Expenses Example

	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,325.60	$1,327.30	$1,018.80	$1,020.05
Expenses Paid during Period*	$7.29	$5.84	$6.33	$5.07

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.25% for Original, 1.00% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,321.40	$1,322.80	$1,019.14	$1,020.39
Expenses Paid during Period*	$6.88	$5.43	$5.99	$4.73

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.18% for Original, 0.93% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,204.30	$1,206.40	$1,019.58	$1,020.84
Expenses Paid during Period*	$6.05	$4.67	$5.54	$4.28

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Original, 0.84% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFOLIO
Expenses Example
	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,070.90	$1,022.31
Expenses Paid during Period*	$2.85	$2.79

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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SCHEDULES OF INVESTMENTS

Large Cap Equity Portfolio
Sector Representation as of 9/30/09 (% of net assets)

September 30, 2009 (Unaudited)

COMMON STOCKS
(99.4%)	Shares	Value

CONSUMER DISCRETIONARY (11.8%)
Best Buy Co., Inc.	321,275	$12,054,238
Carnival Corp. Cl. A	571,100	19,006,208
Coach, Inc.	345,165	11,362,832
Comcast Corp. Cl. A	525,200	8,870,628
Darden Restaurants, Inc.	344,140	11,745,498
Kohl’s Corp.*	260,690	14,872,364
Lowe’s Companies, Inc.	928,150	19,435,461
McDonald’s Corp.	307,680	17,559,298
Newell Rubbermaid Inc.	585,050	9,179,434
NIKE, Inc. Cl. B	135,490	8,766,203
Starbucks Corp.*	490,660	10,132,129
The DIRECTV Group, Inc.*	327,215	9,024,590
The Gap, Inc.	523,870	11,210,818
Time Warner Inc.	369,970	10,647,737
Total Consumer Discretionary		173,867,438

CONSUMER STAPLES (10.3%)
Avon Products, Inc.	481,570	16,354,117
Colgate-Palmolive Co.	167,290	12,760,881
CVS Caremark Corp.	733,855	26,227,978
General Mills, Inc.	319,170	20,548,165
Molson Coors Brewing Co. Cl. B	214,210	10,427,743
PepsiCo, Inc.	496,052	29,098,410
The J.M. Smucker Co.	305,355	16,186,869
Wal-Mart Stores, Inc.	414,025	20,324,487
Total Consumer Staples		151,928,650

ENERGY (12.8%)
Cameron International Corp.*	328,500	12,423,870
Chevron Corp.	629,725	44,351,532
Devon Energy Corp.	400,770	26,983,844
Newfield Exploration Co.*	206,830	8,802,685
Southwestern Energy Co.*	448,040	19,122,347
Total SA - ADR	548,210	32,486,924
Transocean Ltd.*	515,100	44,056,503
Total Energy		188,227,705

FINANCIALS (13.7%)
ACE Limited	400,135	21,391,217
Annaly Capital Management, Inc.	480,555	8,717,268
Boston Properties, Inc.	36,900	2,418,795
Franklin Resources, Inc.	140,250	14,109,150
IntercontinentalExchange Inc.*	102,790	9,990,160
Invesco Ltd.	685,130	15,593,559
JPMorgan Chase & Co.	929,030	40,710,094
Marsh & McLennan Companies, Inc.	420,120	10,389,568
Morgan Stanley	758,980	23,437,302
Northern Trust Corp.	128,315	7,462,800
State Street Corp.	426,500	22,433,900
The Charles Schwab Corp.	1,071,440	20,518,076
The Goldman Sachs Group, Inc.	24,240	4,468,644
Total Financials		201,640,533

P / 14

HEALTH CARE (12.0%)
Abbott Laboratories	563,665	$27,884,508
Allergan, Inc.	228,975	12,996,621
Amgen Inc.*	100,110	6,029,625
Baxter International Inc.	343,555	19,586,071
Celgene Corp.*	252,415	14,109,998
Cephalon, Inc.*	103,560	6,031,334
Covance Inc.*	103,130	5,584,489
Express Scripts, Inc.*	259,305	20,116,882
Gilead Sciences, Inc.*	580,675	27,047,842
Hologic, Inc.*	350,018	5,719,294
QIAGEN N.V.*	347,105	7,386,394
St. Jude Medical, Inc.*	343,870	13,414,369
Teva Pharmaceutical Industries, Ltd. - ADR	222,030	11,225,837
Total Health Care		177,133,264

INDUSTRIALS (10.6%)
3M Co.	287,550	21,221,190
ABB Ltd. - ADR	647,205	12,969,988
CSX Corp.	311,130	13,023,902
Cummins Inc.	320,920	14,380,425
Expeditors International Washington, Inc.	343,120	12,060,668
First Solar, Inc.*	45,380	6,936,787
FTI Consulting, Inc.*	228,600	9,740,646
Iron Mountain Inc.*	459,785	12,257,868
ITT Corp.	154,925	8,079,339
Oshkosh Corp.	149,720	4,630,840
Precision Castparts Corp.	161,965	16,499,374
Republic Services, Inc.	275,275	7,314,057
United Technologies Corp.	293,550	17,886,001
Total Industrials		157,001,085

INFORMATION TECHNOLOGY (21.1%)
Apple Inc.*	240,010	44,490,654
Broadcom Corp. Cl. A*	624,585	19,168,514
Check Point Software Technologies Ltd.*	423,705	12,012,037
Cisco Systems, Inc.*	1,494,485	35,180,177
eBay Inc.*	334,580	7,899,434
EMC Corp.*	1,358,440	23,147,818
Google Inc. Cl. A*	52,465	26,014,770
Hewlett-Packard Co.	273,050	12,890,690
Intel Corp.	1,123,145	21,979,948
Intersil Corp.	331,050	5,068,375
Juniper Networks, Inc.*	264,170	7,137,873
MasterCard Inc.	24,700	4,993,105
Microsoft Corp.	608,746	15,760,434
Oracle Corp.	708,070	14,756,179
QUALCOMM, Inc.	382,440	17,202,151
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	794,559	8,708,367
Trimble Navigation Ltd.*	368,410	8,808,683
Visa, Inc.	249,571	17,247,852
Western Union Co.	409,970	7,756,632
Total Information Technology		310,223,693

MATERIALS (4.1%)
Albemarle Corp.	323,190	11,182,374
Crown Holdings, Inc.*	313,275	8,521,080
Freeport-McMoRan Copper & Gold Inc.	376,080	25,802,849
Praxair, Inc.	178,960	14,619,242
Total Materials		60,125,545

TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp. Cl. A*	359,850	13,098,540
Total Telecommunication Services		13,098,540

UTILITIES (2.1%)
AES Corp.*	2,061,140	30,546,095
Total Utilities		30,546,095

TOTAL COMMON STOCKS
(cost $1,244,709,034)		$1,463,792,548

SHORT-TERM INVESTMENTS
(0.6%)	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.6%)
First American Prime Obligations Fund	$8,478,638	$8,478,638

TOTAL SHORT-TERM INVESTMENTS
(cost $8,478,638)		$8,478,638

TOTAL INVESTMENTS (100.0%)
(cost $1,253,187,672)		$1,472,271,186

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		75,743
TOTAL NET ASSETS (100.0%)		$1,472,346,929

ADR - American Depository Receipt

*Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS

Mid Cap Equity Portfolio
Sector Representation as of 9/30/09 (% of net assets)

September 30, 2009 (Unaudited)

COMMON STOCKS
(99.2%)	Shares	Value

CONSUMER DISCRETIONARY AND SERVICES (18.6%)
American Eagle Outfitters, Inc.	128,590	$2,168,027
Avon Products, Inc.	115,180	3,911,513
Bally Technologies, Inc.*	102,385	3,928,512
Best Buy Co., Inc.	100,790	3,781,641
Big Lots, Inc.*	242,310	6,062,596
BorgWarner, Inc.	77,250	2,337,585
Carnival Corp. Cl. A	101,730	3,385,574
Coach, Inc.	168,395	5,543,563
Discovery Communications, Inc.*	170,740	4,932,679
DreamWorks Animation SKG, Inc.*	120,140	4,273,380
Fossil, Inc.*	107,130	3,047,849
Gannett Co., Inc.	541,590	6,775,291
Guess?, Inc.	126,215	4,675,004
Jarden Corp.*	210,780	5,916,595
Leggett & Platt, Inc.	155,220	3,011,268
LKQ Corp.*	144,212	2,673,691
Macys, Inc.	305,410	5,585,949
Newell Rubbermaid Inc.	358,760	5,628,944
Nordstrom, Inc.	188,020	5,742,131
O’Reilly Automotive, Inc.*	68,515	2,476,132
Priceline.com Inc.*	27,430	4,548,443
Starbucks Corp.*	105,465	2,177,852
The Gap, Inc.	177,540	3,799,356
Tractor Supply Co.*	91,870	4,448,345
Urban Outfitters, Inc.*	174,430	5,262,553
Warnaco Group, Inc.*	72,220	3,167,569
Total Consumer Discretionary and Services		109,262,042

CONSUMER STAPLES (1.8%)
Church & Dwight Co., Inc.	75,785	4,300,041
The J.M. Smucker Co.	116,080	6,153,401
Total Consumer Staples		10,453,442

ENERGY (10.5%)
Cameron International Corp.*	122,070	4,616,687
Concho Resources, Inc.*	373,745	13,574,418
Dresser-Rand Group Inc.*	270,080	8,391,386
EXCO Resources, Inc.*	191,310	3,575,584
Forest Oil Corp.*	289,410	5,663,754
Mariner Energy, Inc.*	195,645	2,774,246
Newfield Exploration Co.*	48,430	2,061,181
Oceaneering International, Inc.*	42,160	2,392,580
Southwestern Energy Co.*	126,190	5,385,789
Transocean Ltd.*	155,180	13,272,545
Total Energy		61,708,170

FINANCIAL SERVICES (16.5%)
ACE Limited	105,790	5,655,533
Affiliated Managers Group, Inc.*	164,750	10,710,398
Alliance Data Systems Corp.*	201,800	12,325,944
Digital Realty Trust, Inc.	404,975	18,511,407
First Niagara Financial Group, Inc.	184,070	2,269,583
Franklin Resources, Inc.	64,750	6,513,850
Invesco Ltd.	198,330	4,513,991
Marsh & McLennan Companies, Inc.	102,780	2,541,749
MasterCard Inc.	9,720	1,964,898
MSCI Inc. Cl. A*	143,780	4,258,764
Northern Trust Corp.	20,180	1,173,669
Raymond James Financial, Inc.	154,820	3,604,210
SEI Investments Co.	182,780	3,597,110
Signature Bank*	174,160	5,050,640
State Street Corp.	123,980	6,521,348
TD Ameritrade Holding Corp.*	266,620	5,231,084
The Charles Schwab Corp.	141,690	2,713,364
Total Financial Services		97,157,542

P / 16

HEALTH CARE (10.7%)
Alexion Pharmaceutical, Inc.*	55,765	$2,483,773
Allergan, Inc.	69,760	3,959,578
Allscripts-Misys Healthcare Solutions, Inc.	201,740	4,089,270
Celgene Corp.*	75,905	4,243,089
Cephalon, Inc.*	80,045	4,661,821
Community Health Systems, Inc.*	66,480	2,122,706
Covance Inc.*	62,120	3,363,798
Express Scripts, Inc.*	67,885	5,266,518
Hologic, Inc.*	149,947	2,450,134
Immucor, Inc.*	201,675	3,569,647
Inverness Medical Innovations, Inc.*	119,000	4,608,870
Life Technologies Corp.*	45,590	2,122,215
Mylan Laboratories*	267,950	4,289,879
Psychiatric Solutions, Inc.*	94,910	2,539,792
QIAGEN N.V.*	258,320	5,497,050
ResMed Inc.*	45,380	2,051,176
St. Jude Medical, Inc.*	70,060	2,733,041
United Therapeutics Corp.*	58,460	2,863,955
Total Health Care		62,916,312

MATERIALS AND PROCESSING (12.4%)
Airgas, Inc.	164,715	7,967,265
AK Steel Holding Corp.	198,910	3,924,494
Albemarle Corp.	109,080	3,774,168
Cliffs Natural Resources Inc.	168,190	5,442,628
Crown Holdings, Inc.*	327,685	8,913,032
General Cable Corp.*	73,560	2,879,874
Greif, Inc. Cl. A	133,790	7,365,139
Precision Castparts Corp.	41,705	4,248,488
Silver Wheaton Corp.*	466,490	5,873,109
The Scotts Miracle-Gro Co.	116,690	5,011,836
Thompson Creek Metals Company, Inc.*	327,810	3,956,667
Valmont Industries, Inc.	83,570	7,118,493
Valspar Corp.	222,720	6,127,027
Total Materials and Processing		72,602,220

PRODUCER DURABLES (10.9%)
AMETEK, Inc.	186,585	6,513,682
Con-way Inc.	140,810	5,395,839
Copart, Inc.*	123,760	4,110,070
CSX Corp.	135,990	5,692,541
Cummins Inc.	140,370	6,289,980
Expeditors International Washington, Inc.	99,590	3,500,588
Flowserve Corp.	65,020	6,407,071
FTI Consulting, Inc.*	191,250	8,149,162
Hewitt Associates, Inc. Cl. A*	173,590	6,323,884
Iron Mountain Inc.*	233,530	6,225,910
Kirby Corp.*	29,100	1,071,462
Mettler-Toledo International, Inc.*	19,140	1,733,893
Oshkosh Corp.	95,800	2,963,094
Total Producer Durables		64,377,176

TECHNOLOGY (14.1%)
Activision Blizzard, Inc.*	338,580	4,195,006
American Tower Corp. Cl. A*	142,435	5,184,634
Amphenol Corp. Cl. A	88,585	3,337,883
ANSYS, Inc.*	70,195	2,630,207
Broadcom Corp. Cl. A*	235,415	7,224,886
Brocade Communications Systems, Inc.*	474,940	3,733,028
Check Point Software Technologies Ltd.*	162,260	4,600,071
Citrix Systems, Inc.*	135,490	5,315,273
Cognizant Technology Solutions Corp.*	136,560	5,279,410
F5 Networks, Inc.*	97,670	3,870,662
Intersil Corp.	237,435	3,635,130
Juniper Networks, Inc.*	80,610	2,178,082
Marvell Technology Group Ltd.*	261,360	4,231,418
MICROS Systems, Inc.*	139,475	4,210,750
NetApp, Inc.*	118,545	3,162,781
Nuance Communications, Inc.*	542,440	8,114,902
NVIDIA Corp.*	207,290	3,115,569
Silicon Laboratories Inc.*	125,215	5,804,968
Trimble Navigation Ltd.*	117,155	2,801,176
Total Technology		82,625,836

UTILITIES (3.7%)
AES Corp.*	854,670	12,666,209
Aqua America, Inc.	333,940	5,890,702
ITC Holdings Corp.	69,660	3,166,047
Total Utilities		21,722,958

TOTAL COMMON STOCKS
(cost $477,833,290)		$582,825,698

SHORT-TERM INVESTMENTS
(0.8%)	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.8%)
First American Prime Obligations Fund	4,663,436	$4,663,436

TOTAL SHORT-TERM INVESTMENTS
(cost $4,663,436)		$4,663,436

TOTAL INVESTMENTS (100.0%)
(cost $482,496,726)		$587,489,134

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(160,084)
NET ASSETS (100.0%)		$587,329,050
*Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

P / 17

Small/Mid Cap Equity Portfolio
Sector Representation as of 9/30/09 (% of net assets)

September 30, 2009 (Unaudited)

COMMON STOCKS
(99.9%)	Shares	Value

CONSUMER DISCRETIONARY AND SERVICES (17.8%)
American Eagle Outfitters, Inc.	891,600	$15,032,376
Bally Technologies, Inc.*	550,370	21,117,697
Big Lots, Inc.*	904,480	22,630,090
Central European Distribution Corp.*	608,260	19,926,598
Coach, Inc.	768,470	25,298,032
Discovery Communications, Inc.*	911,290	26,327,168
DreamWorks Animation SKG, Inc.*	584,680	20,797,068
Fossil, Inc.*	566,690	16,122,330
Fuel System Solutions Inc.*	584,060	21,020,319
Gannett Co., Inc.	3,371,820	42,181,468
Guess?, Inc.	903,000	33,447,120
Jack in the Box Inc.*	429,915	8,808,958
Jarden Corp.*	1,144,140	32,116,010
Leggett & Platt, Inc.	839,310	16,282,614
LKQ Corp.*	889,248	16,486,658
Macys, Inc.	1,619,860	29,627,239
Newell Rubbermaid Inc.	2,036,070	31,945,938
Nordstrom, Inc.	509,780	15,568,681
O’Reilly Automotive, Inc.*	212,535	7,681,015
Pool Corp.	721,380	16,029,064
Priceline.com Inc.*	75,230	12,474,638
Tractor Supply Co.*	704,410	34,107,532
Tupperware Brands Corp.	544,290	21,728,057
Universal Electronics Inc.*	403,485	8,239,164
Urban Outfitters, Inc.*	946,980	28,570,387
Warnaco Group, Inc.*	383,060	16,801,012
Total Consumer Discretionary and Services		560,367,233

CONSUMER STAPLES (2.6%)
Church & Dwight Co., Inc.	442,660	25,116,528
The J.M. Smucker Co.	421,915	22,365,714
TreeHouse Foods, Inc.*	959,210	34,215,021
Total Consumer Staples		81,697,263

ENERGY (8.3%)
Berry Petroleum Co. Cl. A	326,970	8,756,257
Concho Resources Inc.*	1,747,935	63,484,999
Dresser-Rand Group Inc.*	1,458,905	45,328,178
EXCO Resources, Inc.*	1,250,840	23,378,200
Forest Oil Corp.*	1,832,950	35,870,831
Hornbeck Offshore Services, Inc.*	793,635	21,872,581
Mariner Energy, Inc.*	2,422,685	34,353,673
Oceaneering International, Inc.*	484,680	27,505,590
Total Energy		260,550,309

FINANCIAL SERVICES (16.6%)
Affiliated Managers Group, Inc.*	865,050	56,236,900
Alliance Data Systems Corp.*	1,110,870	67,851,940
BancorpSouth, Inc.	611,020	14,914,998
Digital Realty Trust, Inc.	2,008,460	91,806,707
Euronet Worldwide, Inc.*	1,274,480	30,625,754
First Niagara Financial Group, Inc.	1,230,240	15,168,859
IntercontinentalExchange Inc.*	164,750	16,012,053
Invesco Ltd.	1,128,280	25,679,653

P / 18

Jones Lang LaSalle Inc.	562,250	$26,633,783
MSCI Inc. Cl. A*	665,730	19,718,923
Prosperity Bancshares, Inc.	1,634,465	56,863,037
Raymond James Financial, Inc.	779,580	18,148,622
SEI Investments Co.	1,102,850	21,704,088
Stifel Financial Corp.*	327,780	17,995,122
TD Ameritrade Holding Corp.*	1,577,600	30,952,512
Tower Group, Inc.	615,735	15,017,777
Total Financial Services		525,330,728

HEALTH CARE (13.4%)
Alexion Pharmaceutical, Inc.*	338,295	15,067,659
Allscripts-Misys Healthcare Solutions, Inc.	1,103,630	22,370,580
AMAG Pharmaceuticals, Inc.*	170,300	7,438,704
athenahealth, Inc.*	485,540	18,630,170
Cephalon, Inc.*	430,755	25,087,171
Charles River Laboratories International, Inc.*	452,820	16,745,284
Community Health Systems, Inc.*	408,450	13,041,809
Emergency Medical Services Corp.*	272,290	12,661,485
HealthSouth Corp.*	1,411,240	22,071,794
Hologic, Inc.*	835,513	13,652,282
Icon PLC - ADR*	1,090,270	26,700,712
Immucor, Inc.*	1,156,003	20,461,253
Inverness Medical Innovations, Inc.*	641,625	24,850,136
Life Technologies Corp.*	370,330	17,238,862
Mylan Laboratories*	1,433,110	22,944,091
Nuvasive, Inc.*	456,315	19,055,714
Psychiatric Solutions, Inc.*	540,264	14,457,465
QIAGEN N.V.*	2,085,519	44,379,844
ResMed Inc.*	396,000	17,899,200
Sun Healthcare Group, Inc.*	1,500,945	12,968,165
United Therapeutics Corp.*	399,184	19,556,024
VCA Antech, Inc.*	594,590	15,988,525
Total Health Care		423,266,929

MATERIALS AND PROCESSING (10.4%)
Airgas, Inc.	762,430	36,878,739
Cliffs Natural Resources Inc.	914,230	29,584,483
Crown Holdings, Inc.*	2,000,410	54,411,152
FMC Corp.	253,360	14,251,500
General Cable Corp.*	658,190	25,768,139
Precision Castparts Corp.	183,770	18,720,650
Silver Wheaton Corp.*	2,718,790	34,229,566
The Scotts Miracle-Gro Co.	594,580	25,537,211
Thompson Creek Metals Company, Inc.*	2,032,500	24,532,275
Valmont Industries, Inc.	401,980	34,240,656
Valspar Corp.	1,139,100	31,336,641
Total Materials and Processing		329,491,012

PRODUCER DURABLES (13.1%)
ABM Industries Inc.	1,622,375	34,134,770
Aegean Marine Petroleum Network Inc.	948,920	21,350,700
Allegiant Travel Co.*	740,860	28,219,357
AMETEK, Inc.	989,240	34,534,368
Baldor Electric Co.	275,670	7,536,818
Con-way Inc.	607,850	23,292,812
Copart, Inc.*	660,385	21,931,386
EnerSys*	1,609,105	35,593,403
Flowserve Corp.	385,700	38,006,878
FTI Consulting, Inc.*	882,721	37,612,742
GrafTech International Ltd.*	1,584,950	23,298,765
Hewitt Associates, Inc. Cl. A*	908,065	33,080,808
HUB Group, Inc.*	548,165	12,525,570
Kansas City Southern*	749,300	19,848,957
Kennametal Inc.	952,590	23,443,240
Kirby Corp.*	430,910	15,866,106
Wabtec Corp.	82,930	3,112,363
Total Producer Durables		413,389,043

TECHNOLOGY (15.2%)
Adtran, Inc.	766,290	18,812,420
ANSYS, Inc.*	380,885	14,271,761
Brocade Communications Systems, Inc.*	2,587,170	20,335,156
Check Point Software Technologies Ltd.*	907,940	25,740,099
Ciena Corp.*	776,600	12,643,048
Citrix Systems, Inc.*	596,240	23,390,495
Cognizant Technology Solutions Corp.*	590,130	22,814,426
CommScope, Inc.*	668,625	20,011,946
Concur Technologies, Inc.*	340,365	13,532,912
Digital River, Inc.*	347,920	14,028,134
Diodes Inc.*	445,023	8,050,466
F5 Networks, Inc.*	529,470	20,982,896
Hittite Microwave Corp.*	528,380	19,433,816
Intersil Corp.	1,287,505	19,711,702
Marvell Technology Group Ltd.*	1,417,225	22,944,873
MICROS Systems, Inc.*	949,399	28,662,356
Monolithic Power Systems, Inc.*	676,670	15,867,912
NetApp, Inc.*	641,535	17,116,154
Nuance Communications, Inc.*	3,495,850	52,297,917
Riverbed Technology, Inc.*	673,060	14,780,398
Silicon Laboratories Inc.*	676,945	31,383,170
Taleo Corp.*	496,620	11,243,477
Trimble Navigation Ltd.*	736,595	17,611,986
Websense, Inc.*	802,790	13,486,872
Total Technology		479,154,392

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
continued

UTILITIES (2.5%)
Aqua America, Inc.	1,721,540	$30,367,965
ITC Holdings Corp.	557,495	25,338,148
Neutral Tandem Inc.*	529,270	12,046,185
tw telecom inc.*	744,155	10,008,885
Total Utilities		77,761,183

TOTAL COMMON STOCKS
(cost $2,638,774,326)		$3,151,008,092

SHORT-TERM INVESTMENTS
(0.0%)	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.0%)
First American Prime Obligations Fund	594,096	$594,096

TOTAL SHORT-TERM INVESTMENTS
(cost $594,096)		$594,096

TOTAL INVESTMENTS (99.9%)
(cost $2,639,368,422)		$3,151,602,188

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		4,189,103
NET ASSETS (100.0%)		$3,155,791,291

ADR - American Depository Receipt

*Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

P / 20

Balanced Portfolio
Sector Representation as of 9/30/09 (% of net assets)

September 30, 2009 (Unaudited)

DEBT SECURITIES
(38.0%)	Principal Amount	Value

ASSET-BACKED SECURITIES (1.9%)
Capital One
Series 2006-A6,
5.300%, 02/15/2014	250,000	$264,943
Citibank Credit Card Issuance Trust
Series 2006-A4,
5.450%, 05/10/2013	1,125,000	1,197,185

TOTAL ASSET-BACKED SECURITIES
(cost $1,373,202)		1,462,128

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2,
5.500%, 12/25/2020	161,121	170,822

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $160,988)		170,822

CORPORATE BONDS (20.3%)

FINANCE (13.5%)
ACE INA Holdings
5.600%, 05/15/2015	500,000	541,761
Allstate Life Global Funding Trust
5.375%, 04/30/2013	300,000	319,580
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	763,957
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	525,000	558,008
Citigroup, Inc.
6.000%, 02/21/2012	400,000	415,755
Credit Suisse First Boston
5.000%, 05/15/2013	150,000	158,879
General Electric Capital Corp.
6.000%, 06/15/2012	1,150,000	1,232,446
5.250%, 10/19/2012	150,000	158,698
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	475,000	475,428
Household Finance Corp.
6.375%, 10/15/2011	500,000	530,606
JPMorgan Chase & Co.
5.600%, 06/01/2011	225,000	238,781
4.500%, 01/15/2012	125,000	130,609
Merrill Lynch
6.150%, 04/25/2013	250,000	264,736
Morgan Stanley
5.300%, 03/01/2013	850,000	891,350
Northern Trust Corp.
5.200%, 11/09/2012	225,000	241,672
Prudential Financial Inc.
5.150%, 01/15/2013	375,000	386,352
SLM Corp.
4.000%, 01/15/2010	300,000	298,066
0.664%, 07/26/2010**	775,000	736,381
The Charles Schwab Corp.
4.950%, 06/01/2014	275,000	290,267
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	675,000	701,436
The Travelers Cos., Inc.
5.900%, 06/02/2019	375,000	420,992
Wachovia Corp.
5.500%, 05/01/2013	375,000	401,565
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	264,100
Total Finance		10,421,425

The accompanying notes are an integral part of these financial statements.

P / 21

SCHEDULES OF INVESTMENTS

Balanced Portfolio
continued

INDUSTRIALS (6.3%)
Analog Devices, Inc.
5.000%, 07/01/2014	450,000	$473,290
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	325,000	332,543
Bemis Co., Inc.
6.800%, 08/01/2019	75,000	83,851
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	296,949
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	500,000	548,686
Conoco Funding Co.
6.350%, 10/15/2011	700,000	767,428
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	619,242
Nokia Corp.
5.375%, 05/15/2019	50,000	53,320
Novartis Capital Corp.
4.125%, 02/10/2014	300,000	317,100
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	323,502
Target Corp.
5.375%, 05/01/2017	325,000	349,882
St. Jude Medical, Inc.
3.750%, 07/15/2014	125,000	127,326
4.875%, 07/15/2019	75,000	77,411
United Parcel Service, Inc.
3.875%, 04/01/2014	175,000	183,675
Western Union Co.
5.400%, 11/17/2011	250,000	266,455
Total Industrials		4,820,660

UTILITIES (0.5%)
Alltel Corp.
7.000%, 07/01/2012	250,000	278,464
Virginia Electric & Power Co.
5.000%, 06/30/2019	125,000	130,839
Total Utilities		409,303

TOTAL CORPORATE BONDS
(cost $14,960,662)		15,651,388

MORTGAGE PASS-THROUGH SECURITIES (3.8%)
Federal Home Loan Mortgage Corp.
Pool #G13466,
4.500%, 08/01/2022	120,360	126,729
Pool #G01779,
5.000%, 04/01/2035	449,711	466,805
Pool #G02327,
6.500%, 08/01/2036	97,465	104,064
		697,598
Federal National Mortgage Association
Pool #555872,
5.000%, 11/01/2018	217,528	231,140
Pool #725690,
6.000%, 08/01/2034	682,192	724,978
Pool #807942,
5.500%, 12/01/2034	510,714	536,755
Pool #735394,
6.500%, 02/01/2035	118,977	128,184
Pool #824940,
5.500%, 06/01/2035	355,625	373,537
Pool #745275,
5.000%, 02/01/2036	239,664	248,474
		2,243,068

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $2,772,291)		2,940,666

U.S. GOVERNMENT AGENCY (2.6%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	833,824
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	200,000	218,421
Federal National Mortgage Association
4.625%, 06/01/2010	150,000	154,076
5.375%, 07/15/2016	200,000	227,275
5.240%, 08/07/2018	500,000	531,177
		912,528

TOTAL U.S. GOVERNMENT AGENCY
(cost $1,878,664)		1,964,773

U.S. TREASURY NOTES (9.2%)
2.875%, 06/30/2010	200,000	203,867
1.000%, 08/31/2011	800,000	801,657
4.250%, 08/15/2013	200,000	218,141
2.625%, 06/30/2014	400,000	407,250
2.375%, 08/31/2014	425,000	426,727
4.250%, 11/15/2014	750,000	819,376
4.500%, 02/15/2016	1,250,000	1,379,590
3.250%, 06/30/2016	600,000	614,766
4.250%, 11/15/2017	400,000	431,125
3.875%, 05/15/2018	375,000	393,135
2.750%, 02/15/2019	1,475,000	1,408,050

TOTAL U.S. TREASURY NOTES
(cost $6,828,369)		7,103,684

TOTAL DEBT SECURITIES
(cost $27,974,176)		$29,293,461

P / 22

COMMON STOCKS
(61.1%)	Shares	Value

CONSUMER DISCRETIONARY (7.2%)
Best Buy Co., Inc.	10,330	$387,582
Carnival Corp. Cl. A	18,480	615,014
Coach, Inc.	11,105	365,577
Comcast Corp. Cl. A	17,110	288,988
Darden Restaurants, Inc.	10,950	373,723
Kohl’s Corp.*	8,330	475,226
Lowe’s Companies, Inc.	29,750	622,965
McDonald’s Corp.	10,140	578,690
Newell Rubbermaid Inc.	18,830	295,443
Nike, Inc. Cl. B	3,735	241,654
Starbucks Corp.*	16,310	336,802
The DIRECTV Group, Inc.*	10,475	288,900
The Gap, Inc.	16,790	359,306
Time Warner Inc.	12,060	347,087
Total Consumer Discretionary		5,576,957

CONSUMER STAPLES (6.4%)
Avon Products, Inc.	15,520	527,059
Colgate-Palmolive Co.	5,340	407,335
CVS Caremark Corp.	23,525	840,783
General Mills, Inc.	10,210	657,320
Molson Coors Brewing Co. Cl. B	7,420	361,206
PepsiCo, Inc.	16,009	939,088
The J.M. Smucker Co.	9,815	520,293
Wal-Mart Stores, Inc.	13,500	662,715
Total Consumer Staples		4,915,799

ENERGY (7.9%)
Cameron International Corp.*	10,560	399,379
Chevron Corp.	20,085	1,414,587
Devon Energy Corp.	13,195	888,419
Newfield Exploration Co.*	6,400	272,384
Southwestern Energy Co.*	14,230	607,336
Total SA - ADR	17,575	1,041,495
Transocean Ltd.*	16,638	1,423,048
Total Energy		6,046,648

FINANCIALS (8.4%)
ACE Limited	12,475	666,914
Annaly Capital Management, Inc.	14,395	261,125
Boston Properties, Inc.	1,200	78,660
Franklin Resources, Inc.	4,490	451,694
IntercontinentalExchange Inc.*	3,050	296,430
Invesco Ltd.	22,490	511,872
JPMorgan Chase & Co.	29,985	1,313,943
Marsh & McLennan Companies, Inc.	13,500	333,855
Morgan Stanley	24,335	751,465
Northern Trust Corp.	4,355	253,287
State Street Corp.	13,490	709,574
The Charles Schwab Corp.	35,430	678,484
The Goldman Sachs Group, Inc.	790	145,636
Total Financials		6,452,939

HEALTH CARE (7.4%)
Abbott Laboratories	18,185	899,612
Allergan, Inc.	7,325	415,767
Amgen Inc.*	3,180	191,531
Baxter International Inc.	11,130	634,521
Celgene Corp.*	8,120	453,908
Cephalon, Inc.*	3,325	193,648
Covance Inc.*	3,890	210,644
Express Scripts, Inc.*	8,350	647,793
Gilead Sciences, Inc.*	18,750	873,375
Hologic, Inc.*	11,424	186,668
QIAGEN N.V.*	11,175	237,804
St. Jude Medical, Inc.*	10,990	428,720
Teva Pharmaceutical Industries, Ltd. - ADR	7,110	359,482
Total Health Care		5,733,473

INDUSTRIALS (6.5%)
3M Co.	9,330	688,554
ABB Ltd. - ADR	20,780	416,431
CSX Corp.	10,260	429,484
Cummins Inc.	10,230	458,406
Expeditors International of Washington, Inc.	11,010	387,001
First Solar, Inc.*	1,510	230,819
FTI Consulting, Inc.*	7,180	305,940
Iron Mountain Inc.*	14,895	397,101
ITT Corp.	4,990	260,229
Oshkosh Corp.	4,780	147,846
Precision Castparts Corp.	4,705	479,298
Republic Services, Inc.	8,815	234,215
United Technologies Corp.	9,440	575,179
Total Industrials		5,010,503

INFORMATION TECHNOLOGY (13.0%)
Apple Inc.*	7,720	1,431,056
Broadcom Corp. Cl. A*	19,950	612,265
Check Point Software Technologies Ltd.*	13,615	385,985
Cisco Systems, Inc.*	47,671	1,122,175
eBay Inc.*	10,710	252,863
EMC Corp.*	43,865	747,460
Google, Inc. Cl. A*	1,690	837,986
Hewlett-Packard Co.	8,980	423,946
Intel Corp.	36,190	708,238
Intersil Corp.	10,670	163,358
Juniper Networks, Inc.*	8,460	228,589
MasterCard, Inc.	790	159,699
Microsoft Corp.	21,710	562,072
Oracle Corp.	22,585	470,672
QUALCOMM, Inc.	12,350	555,503
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	25,597	280,543
Trimble Navigation Ltd.*	9,405	224,874
Visa, Inc.	8,308	574,166
Western Union Co.	13,050	246,906
Total Information Technology		9,988,356

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS

Balanced Portfolio
continued

MATERIALS (2.5%)
Albemarle Corp.	9,180	$317,628
Crown Holdings, Inc.*	10,020	272,544
Freeport-McMoRan Copper & Gold Inc.	12,120	831,553
Praxair, Inc.	5,820	475,436
Total Materials		1,897,161

TELECOMMUNICATION SERVICES (0.5%)
American Tower Corp. Cl. A*	11,575	421,330
Total Telecommunication Services		421,330

UTILITIES (1.3%)
AES Corp.*	65,880	976,342
Total Utilities		976,342

TOTAL COMMON STOCKS
(cost $38,313,882)		$47,019,508

SHORT-TERM INVESTMENTS
(0.7%)	Principal Amount	Value

MONEY MARKET MUTUAL FUNDS (0.7%)
First American Prime Obligations Fund	525,605	$525,605

TOTAL SHORT-TERM INVESTMENTS
(cost $525,605)		$525,605

TOTAL INVESTMENTS (98.8%)
(cost $66,813,663)		$76,838,574

ASSETS IN EXCESS OF OTHER LIABILITIES (0.2%)		$178,595
NET ASSETS (100.0%)		$77,017,169

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 24

Intermediate Fixed Income Portfolio
Sector Representation as of 9/30/09 (% of net assets)

September 30, 2009 (Unaudited)

DEBT SECURITIES
(96.7%)	Principal Amount	Value

ASSET-BACKED SECURITIES (4.7%)
Bank of America Credit Card Trust
Series 2007-A8,
5.590%, 11/17/2014	300,000	$326,368
Capital One
Series 2005-A3,
4.500%, 03/15/2013	1,500,000	1,529,497
Series 2006-A2,
4.850%, 11/15/2013	550,000	574,402
Series 2006-A6,
5.300%, 02/15/2014	725,000	768,335
Chase Issuance Trust
Series 2005-A7,
4.550%, 03/15/2013	250,000	261,133
Citibank Credit Card Issuance Trust
Series 2006-A4,
5.450%, 05/10/2013	1,750,000	1,862,287

TOTAL ASSET-BACKED SECURITIES
(cost $5,076,216)		5,322,022

COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2,
5.500%, 12/25/2020	209,457	222,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $209,285)		222,068

CORPORATE BONDS (55.2%)

FINANCE (32.0%)
ACE INA Holdings
5.600%, 05/15/2015	2,250,000	2,437,924
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,400,000	1,491,374
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,629,776
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	1,300,000	1,381,735
Citigroup, Inc.
6.000%, 02/21/2012	1,810,000	1,881,290
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	1,059,193
General Electric Capital Corp.
5.250%, 10/19/2012	1,350,000	1,428,280
5.900%, 05/13/2014	2,125,000	2,280,920
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,826,644
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,565,288
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,625,000	1,724,533
4.500%, 01/15/2012	600,000	626,921
Merrill Lynch
6.150%, 04/25/2013	550,000	582,419
Morgan Stanley
5.300%, 03/01/2013	2,725,000	2,857,563
Northern Trust Corp.
5.200%, 11/09/2012	1,000,000	1,074,098
Prudential Financial Inc.
5.150%, 01/15/2013	1,850,000	1,906,005

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS

Intermediate Fixed Income Portfolio
continued

SLM Corp.
4.000%, 01/15/2010	1,450,000	$1,440,653
0.664%, 07/26/2010 *	1,050,000	997,677
The Charles Schwab Corp.
4.950%, 06/01/2014	1,200,000	1,266,618
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	2,750,000	2,857,704
Travelers Cos. Inc.
5.900%, 06/02/2019	1,700,000	1,908,495
Wachovia Corp.
5.500%, 05/01/2013	1,725,000	1,847,199
Total Finance		36,072,309

INDUSTRIALS (21.6%)
Analog Devices, Inc.
5.000%, 07/01/2014	1,825,000	1,919,455
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013	1,050,000	1,074,371
Bemis Co., Inc.
6.800%, 08/01/2019	275,000	307,453
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,538,736
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	2,250,000	2,469,089
Cisco Systems, Inc.
5.500%, 02/22/2016	1,100,000	1,212,913
Conoco Funding Co.
6.350%, 10/15/2011	1,275,000	1,397,814
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	1,211,560
Nokia Corp.
5.375%, 05/15/2019	225,000	239,940
Novartis Capital Corp.
4.125%, 02/10/2014	1,625,000	1,717,625
PepsiCo, Inc.
3.750%, 03/01/2014	500,000	521,131
St. Jude Medical, Inc.
3.750%, 07/15/2014	300,000	305,582
4.875%, 07/15/2019	200,000	206,431
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,050,000	1,132,258
Target Corp.
5.375%, 05/01/2017	1,425,000	1,534,099
The Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	2,026,734
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	1,132,463
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	1,106,607
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,073,012
Wellpoint, Inc.
5.000%, 01/15/2011	1,000,000	1,030,964
Western Union Co.
5.400%, 11/17/2011	1,100,000	1,172,400
Total Industrials		24,330,637

UTILITIES (1.6%)
Alltel Corp.
7.000%, 07/01/2012	1,050,000	1,169,548
Virginia Electric & Power Co.
5.000%, 06/30/2019	600,000	628,026
Total Utilities		1,797,574

TOTAL CORPORATE BONDS
(cost $59,084,660)		$62,200,520

MORTGAGE PASS-THROUGH SECURITIES (6.8%)
Federal Home Loan Mortgage Corp.
Pool #G18005,
5.000%, 08/01/2019	140,756	149,433
Pool #G18010,
5.500%, 09/01/2019	145,124	155,021
Pool #G18073,
5.000%, 09/01/2020	120,085	127,112
Pool #G13466,
4.500%, 08/01/2022	464,245	488,813
Pool #G01779,
5.000%, 04/01/2035	341,677	354,664
Pool #G02267,
6.500%, 08/01/2036	330,284	352,643
Pool #G02327,
6.500%, 08/01/2036	284,562	303,827
		1,931,513
Federal National Mortgage Association
Pool #357412,
4.500%, 07/01/2018	220,386	232,876
Pool #555872,
5.000%, 11/01/2018	164,164	174,437
Pool #725690,
6.000%, 08/01/2034	710,265	754,812
Pool #807942,
5.500%, 12/01/2034	384,724	404,341
Pool #735394,
6.500%, 02/01/2035	91,087	98,136
Pool #824940,
5.500%, 06/01/2035	249,317	261,873
Pool #255813,
5.000%, 08/01/2035	673,214	697,961
Pool #255842,
5.000%, 09/01/2035	235,633	244,295
Pool #735896,
6.000%, 09/01/2035	282,845	299,878
Pool #735897,
5.500%, 10/01/2035	404,414	424,783
Pool #256022,
5.500%, 12/01/2035	864,291	907,821
Pool #745283,
5.500%, 01/01/2036	316,823	332,780
Pool #745275,
5.000%, 02/01/2036	327,002	339,022
Pool #898428,
6.000%, 10/01/2036	221,446	234,366
Pool #888029,
6.000%, 12/01/2036	305,772	323,612
		5,730,993

P / 26

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $7,281,025)		$7,662,506

U.S. GOVERNMENT AGENCY (13.6%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,250,000	1,263,370
		1,263,370
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	539,211
5.750%, 01/15/2012	250,000	276,211
5.500%, 08/20/2012	500,000	554,856
4.500%, 07/15/2013	2,700,000	2,935,221
4.750%, 01/19/2016	500,000	546,031
5.250%, 04/18/2016	2,000,000	2,233,958
5.125%, 11/17/2017	1,500,000	1,669,422
4.875%, 06/13/2018	1,000,000	1,092,106
		9,847,016
Federal National Mortgage Association
6.000%, 05/15/2011	2,000,000	2,166,300
5.375%, 11/15/2011	1,000,000	1,090,641
4.375%, 03/15/2013	150,000	162,837
5.240%, 08/07/2018	805,000	855,195
		4,274,973

TOTAL U.S. GOVERNMENT AGENCY
(cost $14,344,080)		15,385,359

U.S. TREASURY NOTES (16.2%)
2.875%, 06/30/2010	900,000	917,403
4.875%, 04/30/2011	2,300,000	2,451,388
4.625%, 07/31/2012	750,000	819,141
3.125%, 04/30/2013	1,000,000	1,050,235
3.500%, 05/31/2013	1,125,000	1,196,105
4.250%, 08/15/2013	1,250,000	1,363,380
4.000%, 02/15/2014	1,300,000	1,406,540
4.750%, 05/15/2014	250,000	278,750
4.250%, 11/15/2014	200,000	218,500
4.000%, 02/15/2015	1,000,000	1,077,813
4.250%, 08/15/2015	750,000	817,032
4.500%, 02/15/2016	1,300,000	1,434,774
4.625%, 11/15/2016	250,000	277,188
4.250%, 11/15/2017	1,250,000	1,347,266
2.750%, 02/15/2019	3,725,000	3,555,922

TOTAL U.S. TREASURY NOTES
(cost $17,490,443)		18,211,437

TOTAL DEBT SECURITIES
(cost $103,485,709)		$109,003,912

SHORT-TERM INVESTMENTS (2.2%)

MONEY MARKET MUTUAL FUNDS (2.2%)
First American Prime Obligations Fund	2,501,710	$2,501,710

TOTAL SHORT-TERM INVESTMENTS
(cost $2,501,711)		$2,501,710

TOTAL INVESTMENTS (98.9%)
(cost $105,987,420)		$111,505,622

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		1,230,205
NET ASSETS (100.0%)		$112,735,827

*The variable rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 27

Statements of Assets and Liabilities

Rainier Funds
  September 30, 2009 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO	SMALL/MID CAP EQUITY PORTFOLIO

ASSETS
Investments in securities, at cost (Note 2)	$1,253,187,672	$482,496,726	$2,639,368,422
Investments in securities, at value (Note 2)	$1,472,271,186	$587,489,134	$3,151,602,188
Cash	–	–	9,120
Receivables
Investment securities sold	13,508,604	8,900,174	71,611,172
Dividends and interest	824,281	256,407	1,395,306
Fund shares sold	1,439,783	976,402	2,264,764
Due from Investment Advisor	–	–	–
Prepaid expenses	41,008	25,550	34,714
Total assets	1,488,084,862	597,647,667	3,226,917,264

LIABILITIES
Payables
Investment securities purchased	11,142,674	8,593,795	62,086,425
Fund shares redeemed	3,121,074	1,068,177	5,701,086
Distributions to shareholders	18,693	4,919	–
Due to Investment Advisor (Note 3)	905,094	403,362	2,165,933
Due under Distribution Plan – Original Shares (Note 7)	150,347	72,204	379,732
Accrued expenses	235,336	152,075	492,112
Deferred trustees compensation (Note 3)	164,715	24,085	300,685
Total liabilities	15,737,933	10,318,617	71,125,973
Net assets	$1,472,346,929	$587,329,050	$3,155,791,291

COMPONENTS OF NET ASSETS
Paid-in capital	$1,693,252,979	$845,016,757	$4,487,478,327
Accumulated undistributed net investment income (loss)	10,431,735	(424,564)	(4,523,015)
Accumulated undistributed net realized gain (loss) on investments	(450,421,299)	(362,255,551)	(1,839,397,787)
Net unrealized appreciation on investments	219,083,514	104,992,408	512,233,766
Net assets	$1,472,346,929	$587,329,050	$3,155,791,291

Original Shares
Net assets applicable to shares outstanding	$729,988,615	$358,379,196	$1,874,182,822
Shares outstanding	35,003,990	12,059,905	75,963,296

Net asset value, offering and redemption price per share	$20.85	$29.72	$24.67

Institutional Shares
Net assets applicable to shares outstanding	$742,358,314	$228,949,854	$1,281,608,469
Shares outstanding	35,372,657	7,629,926	50,865,386

Net asset value, offering and redemption price per share	$20.99	$30.01	$25.20

P / 28

	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

ASSETS
Investments in securities, at cost (Note 2)	$66,813,663	$105,987,420
Investments in securities, at value (Note 2)	$76,838,574	$111,505,622
Cash	–	–
Receivables
Investment securities sold	443,300	–
Dividends and interest	347,374	1,320,311
Fund shares sold	299,881	375,425
Due from Investment Advisor	–	–
Prepaid expenses	14,579	10,015
Total assets	77,943,708	113,211,373

LIABILITIES
Payables
Investment securities purchased	466,414	–
Fund shares redeemed	55,834	29,673
Distributions to shareholders	291,112	350,582
Due to Investment Advisor (Note 3)	43,801	34,059
Due under Distribution Plan – Original Shares (Note 7)	10,056	9,120
Accrued expenses	16,443	19,414
Deferred trustees compensation (Note 3)	42,879	32,698
Total liabilities	926,539	475,546
Net assets	$77,017,169	$112,735,827

COMPONENTS OF NET ASSETS
Paid-in capital	$81,756,730	$109,720,288
Accumulated undistributed net investment income (loss)	(6,610)	6,387
Accumulated undistributed net realized gain (loss) on investments	(14,757,862)	(2,509,050)
Net unrealized appreciation on investments	10,024,911	5,518,202
Net assets	$77,017,169	$112,735,827

Original Shares
Net assets applicable to shares outstanding	$49,276,407	$112,735,827
Shares outstanding	3,669,042	8,704,471

Net asset value, offering and redemption price per share	$13.43	$12.95

Institutional Shares
Net assets applicable to shares outstanding	$27,740,762	–
Shares outstanding	2,053,253	–

Net asset value, offering and redemption price per share	$13.51	–

The accompanying notes are an integral part of these financial statements.

P / 29

Statements of Operations

Rainier Funds
  For the six-month period ending September 30, 2009 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO	SMALL/MID CAP EQUITY PORTFOLIO

INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $13,029, $405,404, $5,957, $0 and $0, respectively	$10,290,734	$2,515,577	$10,404,577
Interest	33,605	7,461	36,392
Total income	10,324,339	2,523,038	10,440,969

Expenses
Investment advisory fees (Note 3)	5,015,558	2,288,152	12,097,432
Distribution fees – Original Shares (Note 7)	871,089	406,590	2,126,253
Administration fees* (Note 3)	333,301	176,644	690,348
Reports to shareholders	97,508	158,156	193,097
Registration expense	46,905	25,646	35,900
Audit fees	18,563	8,597	33,831
Trustee fees	55,548	14,400	101,784
Legal fees	8,402	3,524	18,930
Miscellaneous expense	37,155	18,756	106,723
Total expenses	6,484,029	3,100,465	15,404,298
Less: fees waived and expenses absorbed (Note 3)	–	–	–
Net expenses	6,484,029	3,100,465	15,404,298
Net investment income (loss)	3,840,310	(577,427)	(4,963,329)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized income (loss) on investments	(35,969,118)	(28,733,956)	(215,330,361)
Net change in unrealized appreciation on investments	365,008,067	180,359,246	1,009,279,086
Net income on investments	329,038,949	151,625,290	793,948,725

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,879,259	$151,047,863	$788,985,396

*Includes administrator, transfer agent, fund accounting and custody fees.

P / 30

	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $13,029, $405,404, $5,957, $0 and $0, respectively	$340,648	$–
Interest	630,681	2,525,441
Total income	971,329	2,525,441

Expenses
Investment advisory fees (Note 3)	251,748	282,572
Distribution fees – Original Shares (Note 7)	57,757	56,514
Administration fees* (Note 3)	15,662	25,262
Reports to shareholders	1,663	1,042
Registration expense	14,740	10,599
Audit fees	3,310	3,791
Trustee fees	13,176	11,421
Legal fees	366	415
Miscellaneous expense	2,977	3,060
Total expenses	361,399	394,676
Less: fees waived and expenses absorbed (Note 3)	–	(84,177)
Net expenses	361,399	310,499
Net investment income (loss)	609,930	2,214,942

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized income (loss) on investments	(1,015,718)	235,863
Net change in unrealized appreciation on investments	13,656,340	5,261,178
Net income on investments	12,640,622	5,497,041

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,250,552	$7,711,983

*Includes administrator, transfer agent, fund accounting and custody fees.

The accompanying notes are an integral part of these financial statements.

P / 31

Statements of Changes in Net Assets

Rainier Funds
  September 30, 2009 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO 9/30/09 (UNAUDITED)	LARGE CAP EQUITY PORTFOLIO 3/31/09	MID CAP EQUITY PORTFOLIO 9/30/09 (UNAUDITED)	MID CAP EQUITY PORTFOLIO 3/31/09

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$3,840,310	$7,750,156	$(577,427)	$276,111
Net realized loss on investments	(35,969,118)	(403,628,190)	(28,733,956)	(325,365,014)
Net change in unrealized appreciation (depreciation) on investments	365,008,067	(232,262,760)	180,359,246	(62,232,753)
Increase (decrease) in net assets resulting from operations	332,879,259	(628,140,794)	151,047,863	(387,321,656)
Distributions to shareholders
From net investment income
Original shares	–	(613,840)	–	–
Institutional shares	–	(1,869,620)	–	–
From net realized gain on investments sold
Original shares	–	(2,742,478)	–	(34,252)
Institutional shares	–	(2,254,941)	–	(20,698)
From return of capital
Original shares	–	–	–	–
Institutional shares	–	–	–	–
Decrease in net assets from distributions	–	(7,480,879)	–	(54,950)

Capital share transactions
Proceeds from shares sold
Original shares	96,595,427	670,093,152	66,870,525	373,989,073
Institutional shares	136,079,664	520,379,455	27,276,890	131,592,053
Proceeds from shares reinvested
Original shares	–	3,196,585	–	34,033
Institutional shares	–	3,524,893	–	19,744
Cost of shares redeemed
Original shares	(136,923,901)	(382,686,751)	(98,614,828)	(168,327,282)
Institutional shares	(86,096,538)	(142,175,374)	(41,654,538)	(91,397,806)
Net increase (decrease) from capital share transactions	9,654,652	672,331,960	(46,121,951)	245,909,815
Net increase (decrease) in net assets	342,533,911	36,710,287	104,925,912	(141,466,791)

NET ASSETS
Beginning of period	1,129,813,018	1,093,102,731	482,403,138	623,869,929
End of period	$1,472,346,929	$1,129,813,018	$587,329,050	$482,403,138
Undistributed net investment income (loss)	$10,431,735	$6,593,777	$(424,564)	$295,407

Original Shares
Shares sold	5,326,305	33,362,209	2,601,864	10,876,270
Shares issued on reinvestment of distributions	–	179,483	–	1,458
Shares redeemed	(7,182,270)	(20,089,022)	(3,877,115)	(6,196,695)
Net increase (decrease) in shares outstanding	(1,855,965)	13,452,670	(1,275,251)	4,681,033

Institutional Shares
Shares sold	7,141,285	23,332,831	1,055,368	4,507,698
Shares issued on reinvestment of distributions	–	197,031	–	839
Shares redeemed	(4,457,404)	(7,424,253)	(1,535,625)	(3,522,608)
Net increase (decrease) in shares outstanding	2,683,881	16,105,609	(480,257)	985,929
The accompanying notes are an integral part of these financial statements.

P / 32

	SMALL/MID CAP EQUITY PORTFOLIO 9/30/09 (UNAUDITED)	SMALL/MID CAP EQUITY PORTFOLIO 3/31/09	BALANCED PORTFOLIO 9/30/09 (UNAUDITED)	BALANCED PORTFOLIO 3/31/09

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(4,963,329)	$(7,210,864)	$609,930	$1,533,870
Net realized gain (loss) on investments	(215,330,361)	(1,445,673,454)	(1,015,718)	(13,257,109)
Net change in unrealized appreciation (depreciation) on investments	1,009,279,086	(703,085,646)	13,656,340	(12,811,648)
Increase (decrease) in net assets resulting from operations	788,985,396	(2,155,969,964)	13,250,552	(24,534,887)
Distributions to shareholders
From net investment income
Original shares	–	–	(370,752)	(1,060,173)
Institutional shares	–	–	(238,087)	(471,552)
From net realized gain on investments sold
Original shares	–	(360,249)	–	(1,226,306)
Institutional shares	–	(238,007)	–	(421,371)
From return of capital
Original shares	–	–	–	–
Institutional shares	–	–	–	–
Decrease in net assets from distributions	–	(598,256)	(608,839)	(3,179,402)

Capital share transactions
Proceeds from shares sold
Original shares	107,246,761	394,452,504	2,113,812	9,332,642
Institutional shares	85,960,588	406,091,363	816,367	9,503,335
Proceeds from shares reinvested
Original shares	–	354,679	369,870	2,281,815
Institutional shares	–	226,575	238,087	892,923
Cost of shares redeemed
Original shares	(196,105,368)	(615,339,617)	(3,205,151)	(22,142,136)
Institutional shares	(121,636,849)	(376,002,726)	(1,199,943)	(4,493,860)
Net increase (decrease) from capital share transactions	(124,534,868)	(190,217,222)	(866,958)	(4,625,281)
Net increase (decrease) in net assets	664,450,528	(2,346,785,442)	11,774,755	(32,339,570)

NET ASSETS
Beginning of period	2,491,340,763	4,838,126,205	65,242,414	97,581,984
End of period	$3,155,791,291	$2,491,340,763	$77,017,169	$65,242,414
Undistributed net investment loss	$(4,523,015)	$(5,699,637)	$(6,610)	$(8,768)

Original Shares
Shares sold	5,021,912	15,189,245	170,951	716,704
Shares issued on reinvestment of distributions	–	18,059	28,950	183,249
Shares redeemed	(8,955,864)	(24,109,102)	(256,969)	(1,652,665)
Net decrease in shares outstanding	(3,933,952)	(8,901,798)	(57,068)	(752,712)

Institutional Shares
Shares sold	3,895,672	15,462,391	62,766	783,016
Shares issued on reinvestment of distributions	–	11,318	18,512	71,314
Shares redeemed	(5,496,515)	(15,957,422)	(95,280)	(330,081)
Net increase (decrease) in shares outstanding	(1,600,843)	(483,713)	(14,002)	524,249

The accompanying notes are an integral part of these financial statements.

P / 33

Statements of Changes in Net Assets

Rainier Funds
  September 30, 2009 (Unaudited)

	INTERMEDIATE FIXED INCOME PORTFOLIO 9/30/09 (UNAUDITED)	INTERMEDIATE FIXED INCOME PORTFOLIO 3/31/09

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,214,942	$4,373,501
Net realized gain (loss) on investments	235,863	(1,382,861)
Net change in unrealized appreciation (depreciation) on investments	5,261,178	(1,983,572)
Increase in net assets resulting from operations	7,711,983	1,007,068
Distributions to shareholders
From net investment income
Original shares	(2,205,583)	(4,379,282)
From net realized gain on investments sold
Original shares	–	–
Decrease in net assets from distributions	(2,205,583)	(4,379,282)
Capital share transactions
Proceeds from shares sold
Original shares	9,063,463	22,860,211
Proceeds from shares reinvested
Original shares	2,155,183	4,300,707
Cost of shares redeemed
Original shares	(14,623,905)	(16,458,107)
Net increase (decrease) from capital share transactions	(3,405,259)	10,702,811
Net increase in net assets	2,101,141	7,330,597

NET ASSETS
Beginning of period	110,634,686	103,304,089
End of period	$112,735,827	$110,634,686
Undistributed net investment income (loss)	$6,387	$(16,127)

Original Shares
Shares sold	711,713	1,841,468
Shares issued on reinvestment of distributions	169,425	349,876
Shares redeemed	(1,150,825)	(1,347,066)
Net increase in shares outstanding	(269,687)	844,278

The accompanying notes are an integral part of these financial statements.

P / 34

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P / 35

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Mid Cap Equity Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds
  For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.21		$27.27	$28.46	$28.00	$23.99	$22.23
Income from investment operations
Net investment income	0.04	*	0.09	0.09 *	0.08 *	0.07	0.12
Net realized and unrealized gain (loss) on investments	4.60		(11.05)	1.08	2.49	4.06	1.66
Total from investment operations	4.64		(10.96)	1.17	2.57	4.13	1.78
Less distributions
From net investment income	–		(0.02)	(0.12)	(0.07)	(0.12)	(0.02)
From net realized gain	–		(0.08)	(2.24)	(2.04)	–	–
Total distributions	–		(0.10)	(2.36)	(2.11)	(0.12)	(0.02)
Net asset value, end of period	$20.85		$16.21	$27.27	$28.46	$28.00	$23.99
Total return	28.62		(40.22%)	3.57%	9.26%	17.23%	8.00%
Ratios/supplemental data
Net assets, end of period (millions)	$730.0		$597.4	$638.4	$424.2	$413.6	$359.7
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.09	%‡	1.07%	1.07%	1.07%	1.13%	1.14%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.45	%‡	0.55%	0.30%	0.29%	0.25%	0.48%
Portfolio turnover rate	51.87	%†	108.26%	86.61%	85.85%	71.30%	81.71%

*Computed using the average shares method.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 36

Rainier Funds
  For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	12/27/05+ 2006		2005

Net asset value, beginning of period	$22.42		$39.43	$38.36	$33.47	$30.00		–
Income from investment operations
Net investment income (loss)	(0.04)		(0.00)	(0.16)*	(0.08)*	0.00		–
Net realized and unrealized gain (loss) on investments	7.34		(17.01)	2.48	5.06	3.47		–
Total from investment operations	7.30		(17.01)	2.32	4.98	3.47		–
Less distributions
From net investment income	–		–	–	–	–		–
From net realized gain	–		(0.00)**	(1.24)	(0.09)	–		–
From return of capital	–		–	(0.01)	–	–
Total distributions	–		(0.00)**	(1.25)	(0.09)	–		–
Net asset value, end of period	$29.72		$22.42	$39.43	$38.36	$33.47		–
Total return	32.56	%†	(43.13%)	5.81%	14.90%	11.57	%†	–
Ratios/supplemental data
Net assets, end of period (millions)	$358.4		$299.0	$341.3	$79.5	$0.48		–
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.25	%‡	1.22%	1.19%	1.28%	5.37	%‡	–
After fees waived and expenses absorbed	n/a		n/a	n/a	1.32%	1.35	%‡	–
Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.33	)%‡	(0.05%)	(0.38%)	(0.22%)	(0.38	%)‡	–
Portfolio turnover rate	84.51	%†	138.59%	111.93%	92.76%	35.86	%†	–

+Inception date December 27, 2005

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 37

Financial Highlights

Rainier Funds
  For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.67		$33.91	$39.16	$37.78	$29.02	$26.93
Income from investment operations
Net investment loss	(0.06)		(0.08)	(0.20)	(0.14)	(0.12)*	(0.06)
Net realized and unrealized gain (loss) on investments	6.06		(15.16)	(0.09)	2.88	9.87	3.20
Total from investment operations	6.00		(15.24)	(0.29)	2.74	9.75	3.14
Less distributions
From net investment income	–		–	–	–	–	–
From net realized gain	–		(0.00)**	(4.93)	(1.36)	(0.99)	(1.05)
From return of capital	–		–	(0.03)	–	–	–
Total distributions	–		(0.00)**	(4.96)	(1.36)	(0.99)	(1.05)
Net asset value, end of period	$24.67		$18.67	$33.91	$39.16	$37.78	$29.02
Total return	32.14	%†	(44.93%)	(2.01%)	7.45%	34.04%	11.71%
Ratios/supplemental data
Net assets, end of period (millions)	$1,874.2		$1,492.0	$3,011.3	$2,938.8	$2,322.8	$651.8
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.18	%‡	1.16%	1.16%	1.18%	1.21%	1.25%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.53)%		(0.29%)	(0.53%)	(0.40%)	(0.38%)	(0.40%)
Portfolio turnover rate	78.20	%†	126.86%	107.61%	91.93%	94.10%	114.78%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 38

Rainier Funds
  For a capital share outstanding throughout the period

BALANCED PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.24		$16.18	$17.77	$17.94	$17.03	$16.54
Income from investment operations
Net investment income	0.10		0.26	0.29	0.27	0.22	0.22
Net realized and unrealized gain (loss) on investments	2.19		(4.64)	0.57	1.14	1.66	0.49
Total from investment operations	2.29		(4.38)	0.86	1.41	1.88	0.71
Less distributions
From net investment income	0.10		(0.26)	(0.29)	(0.28)	(0.22)	(0.22)
From net realized gain	–		(0.30)	(2.16)	(1.30)	(0.75)	–
Total distributions	0.10		(0.56)	(2.45)	(1.58)	(0.97)	(0.22)
Net asset value, end of period	$13.43		$11.24	$16.18	$17.77	$17.94	$17.03
Total return	20.43	%†	(27.35%)	4.38%	8.00%	11.19%	4.32%
Ratios/supplemental data
Net assets, end of period (millions)	$49.3		$41.9	$72.5	$73.0	$100.4	$105.2
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.09	%‡	1.03%	1.05%	1.06%	1.18%	1.21%
After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	1.08%	1.19%	1.19%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.61	%‡	1.85%	1.60%	1.48%	1.22%	1.27%
Portfolio turnover rate	43.66	%†	84.85%	68.22%	73.27%	63.77%	68.55%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 39

Financial Highlights

Rainier Funds
  For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME PORTFOLIO – ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.33		$12.71	$12.38	$12.18	$12.45	$13.10
Income from investment operations
Net investment income	0.25		0.51	0.54	0.51	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.62		(0.38)	0.33	0.20	(0.27)	(0.56)
Total from investment operations	0.87		0.13	0.87	0.71	0.19	(0.13)
Less distributions
From net investment income	(0.25)		(0.51)	(0.54)	(0.51)	(0.46)	(0.43)
From net realized gain	–		–	–	–	–	(0.09)
Total distributions	(0.25)		(0.51)	(0.54)	(0.51)	(0.46)	(0.52)
Net asset value, end of period	$12.95		$12.33	$12.71	$12.38	$12.18	$12.45
Total return	7.09	%†	1.11%	7.19%	5.91%	1.56%	(1.02%)
Ratios/supplemental data
Net assets, end of period (millions)	$112.7		$110.6	$103.3	$67.3	$52.6	$57.7
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.70	%‡	0.67%	0.69%	0.73%	0.86%	0.87%
After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	3.92	%‡	4.12%	4.38%	4.20%	3.69%	3.35%
Portfolio turnover rate	23.43	%†	19.84%	36.87%	42.97%	43.45%	53.85%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

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P / 41

Financial Highlights

Rainier Funds
  For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$16.29		$27.42	$28.59	$28.05	$24.04	$22.26
Income from investment operations
Net investment income	0.07	*	0.12	0.17 *	0.16 *	0.14	0.17
Net realized and unrealized gain (loss) on investments	4.63		(11.10)	1.09	2.52	4.05	1.68
Total from investment operations	4.70		(10.98)	1.26	2.68	4.19	1.85
Less distributions
From net investment income	–		(0.07)	(0.18)	(0.10)	(0.18)	(0.07)
From net realized gain	–		(0.08)	(2.25)	(2.04)	–	–
Total distributions	–		(0.15)	(2.43)	(2.14)	(0.18)	(0.07)
Net asset value, end of period	$20.99		$16.29	$27.42	$28.59	$28.05	$24.04
Total return	28.85	%†	(40.09%)	3.83%	9.61%	17.47%	8.33%
Ratios/supplemental data
Net assets, end of period (millions)	$742.4		$532.4	$454.7	$274.6	$197.8	$163.5
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.84	%‡	0.82%	0.82%	0.82%	0.88%	0.89%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.70	%‡	0.80%	0.55%	0.56%	0.50%	0.74%
Portfolio turnover rate	51.87	%†	108.26%	86.61%	85.85%	71.30%	81.71%

*Computed using the average shares method.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds
  For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	12/27/05+ 2006		2005

Net asset value, beginning of period	$22.61		$39.67	$38.48	$33.49	$30.00		–
Income from investment operations
Net investment income (loss)	(0.01)		0.06	(0.05)*	0.01 *	0.00		–
Net realized and unrealized gain (loss) on investments	7.41		(17.12)	2.49	5.07	3.49		–
Total from investment operations	7.40		(17.06)	2.44	5.08	3.49		–
Less distributions
From net investment income	–		–	–	–	–		–
From net realized gain	–		(0.00)**	(1.24)	(0.09)	–		–
From return of capital	–		–	(0.01)	–	–		–
Total distributions	–		(0.00)**	(1.25)	(0.09)	–		–
Net asset value, end of period	$30.01		$22.61	$39.67	$38.48	$33.49		–
Total return	32.73	%†	(43.00%)	6.10%	15.19%	11.63	%†	–
Ratios/supplemental data
Net assets, end of period (millions)	$228.9		$183.4	$282.6	$116.3	$3.4		–
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.00	%‡	0.97%	0.94%	1.03%	5.14	%‡	–
After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	1.07%	1.10	%‡	–
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	0.04	%‡	0.20%	(0.13%)	0.02%	(0.12	%)‡	–
Portfolio turnover rate	84.51	%†	138.59%	111.93%	92.76%	35.86	%†	–
+Inception date December 27, 2005
*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 43

Financial Highlights

Rainier Funds
  For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$19.05		$34.50	$39.67	$38.15	$29.23	$27.05
Income from investment operations
Net investment loss	(0.01	)*	(0.01)	(0.09)	(0.04)	(0.04)*	(0.02)
Net realized and unrealized gain (loss) on investments	6.16		(15.44)	(0.12)	2.92	9.95	3.25
Total from investment operations	6.15		(15.45)	(0.21)	2.88	9.91	3.23
Less distributions
From net investment income	–		–	–	–	–	–
From net realized gain	–		(0.00)**	(4.93)	(0.09)	–	–
From return of capital	–		–	(0.03)	–	–	–
Total distributions	–		(0.00)**	(4.96)	(1.36)	(0.99)	(1.05)
Net asset value, end of period	$25.20		$19.05	$34.50	$39.67	$38.15	$29.23
Total return	32.28	%†	(44.77%)	(1.78%)	7.75%	34.34%	11.99%
Ratios/supplemental data
Net assets, end of period (millions)	$1,281.6		$999.3	$1,826.9	$1,534.1	$839.7	$239.9
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.93	%‡	00.91%	0.91%	0.93%	0.96%	1.00%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.08	)%‡	(0.04%)	(0.28%)	(0.13%)	(0.13%)	(0.13%)
Portfolio turnover rate	78.20	%†	126.86%	107.61%	91.93%	94.10%	114.78%

*Computed using the average shares method.

**Amount is less than $0.01 per share.

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 44

Rainier Funds
  For a capital share outstanding throughout the period

BALANCED PORTFOLIO – INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2009 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.30		$16.27	$17.86	$18.03	$17.11	$16.62
Income from investment operations
Net investment income	0.12		0.30	0.34	0.32	0.26	0.26
Net realized and unrealized gain (loss) on investments	2.21		(4.67)	0.56	1.13	1.68	0.49
Total from investment operations	2.33		(4.37)	0.90	1.45	1.94	0.75
Less distributions
From net investment income	(0.12)		(0.30)	(0.33)	(0.32)	(0.27)	(0.26)
From net realized gain	–		(0.30)	(2.16)	(1.30)	(0.75)	–
Total distributions	(0.12)		(0.60)	(2.49)	(1.62)	(1.02)	(0.26)
Net asset value, end of period	$13.51		$11.30	$16.27	$17.86	$18.03	$17.11
Total return	20.64	%†	(27.20%)	4.61%	8.24%	11.46%	4.57%
Ratios/supplemental data
Net assets, end of period (millions)	$27.7		$23.4	$25.1	$25.0	$22.9	$12.9
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.84	%‡	0.78%	0.80%	0.81%	0.93%	0.96%
After fees waived and expenses absorbed or recouped	n/a		n/a	n/a	0.83%	0.94%	0.94%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.86	%‡	2.10%	1.85%	1.75%	1.50%	1.54%
Portfolio turnover rate	43.66	%†	84.85%	68.22%	73.27%	63.77%	68.55%

†Not annualized.

‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 45

Notes to Financial Statements

Rainier Funds
  September 30, 2009 (Unaudited)

NOTE 1. ORGANIZATION
Rainier Investment Management Mutual Funds (d.b.a. Rainier Funds) (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios, five of which are included herein and include the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio seek to maximize long-term capital appreciation. The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Portfolio seeks to provide investors with current income.

Each Fund (except the Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing the NAV, to value portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available, the Board of Trustees of the Trust must value securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, “fair value” means “the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.” Fair value pricing involves subjective judgments and there is no single standard for determining fair value.

The Funds price their securities as follows: All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity securities not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange-traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Debt securities are valued by an independent pricing service using various valuation methodologies, such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. Debt securities and short-term investments with 60 days or less to maturity are valued at amortized cost. Investments in other open-end mutual funds are valued at their stated net asset value.

Securities for which no market quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with the procedures adopted by the Board of Trustees of the Trust. In accordance with these procedures, the Advisor’s Pricing Committee determines the fair value of a security based on all relevant information, including quotations from brokers, prices of securities with similar characteristics, market conditions and other criteria as dictated in the Security Valuation Policy. As of September 30, 2009, there were no securities held in the Portfolios that required fair valuation by the Advisor’s Pricing Committee in accordance with the Board-approved procedures. See Note 5.

P / 46

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2009, open tax years subject to examination included the tax years ended March 31, 2005, through 2009, as well as the current fiscal year.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

F) Accounting for Derivatives. Recent accounting pronouncements require the Funds to disclose additional information regarding the use of derivatives. This disclosure would include information regarding how and why each Fund uses derivatives, how derivatives are accounted for and how derivative instruments affected each Fund’s operations and financial position. Because the Funds hold no derivatives, the adoption of these accounting standards had no impact on the Funds’ financial statements.

G) Subsequent Events. Accounting standards require the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, accounting standards require an entity to disclose the date through which subsequent events have been evaluated. The Funds have evaluated subsequent events though the issuance of their financial statements on November 13, 2009.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS
A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the advisory fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

P / 47

Notes to Financial Statements

Rainier Funds
  September 30, 2009 (Unaudited)

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Large Cap Equity	1.04%
Mid Cap Equity	1.10%
Small/Mid Cap Equity	1.23%
Balanced	0.94%
Intermediate Fixed Income	0.45%

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Funds or Investment Advisor with 60 days’ written notice.

Expenses reimbursed by the Investment Advisor may be recouped from the Funds. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to each Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2009, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Intermediate Fixed Income	$429,907

The Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

Intermediate Fixed Income
2010	$103,971
2011	$110,150
2012	$131,609
2013	$84,177

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC  (“USBFS”), and U.S. Bank, N.A. USBFS serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement.  For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Funds will be subject to an annual minimum fee of $650,000.

D) Other Related Parties. Certain officers and trustees of the Funds are also officers and/or directors of the Investment Advisor. Independent trustees are compensated by the Trust at the total rate of $38,000 per year plus $3,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each independent trustee is $50,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for independent trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS
The aggregate security purchases and sales, other than short-term obligations and U.S. government securities, for the year ended September 30, 2009, were as follows:

Fund	Purchases	Sales Proceeds
Large Cap Equity	$706,975,686	$677,967,001
Mid Cap Equity	$448,282,598	$488,396,578
Small/Mid Cap Equity	$2,193,477,002	$2,246,680,609
Balanced	$26,141,199	$30,303,645
Intermediate Fixed Income	$19,610,801	$12,880,431

P / 48

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $4,486,971 and $6,502,453 and sold $665,463 and $12,712,567, respectively, of U.S. government securities. There were no purchases or sales of U.S. government securities by the Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio.

NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Rainier Large Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,452,656,486	–	–	$1,452,656,486
Real Estate Investment Trusts	11,136,062	–	–	11,136,062
Total Equity	1,463,792,548	–	–	1,463,792,548

Short-Term Investments	8,478,638			8,478,638
Total Investments in Securities	$1,472,271,186	–	–	$1,472,271,186

Rainier Mid Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$564,314,291	–	–	$564,314,291
Real Estate Investment Trusts	18,511,407	–	–	18,511,407
Total Equity	582,825,698	–	–	582,825,698

Short-Term Investments	4,663,436			4,663,436
Total Investments in Securities	$587,489,134	–	–	$587,489,134

Rainier Small/Mid Cap Equity Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$3,059,201,385	–	–	$3,059,201,385
Real Estate Investment Trusts	91,806,707	–	–	91,806,707
Total Equity	3,151,008,092	–	–	3,151,008,092

Short-Term Investments	594,096			594,096
Total Investments in Securities	$3,151,602,188	–	–	$3,151,602,188

P / 49

Notes to Financial Statements

Rainier Funds
  September 30, 2009 (Unaudited)

Rainier Balanced Portfolio	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$46,679,723	–	–	$46,679,723
Real Estate Investment Trusts	339,785	–	–	339,785
Total Equity	47,019,508	–	–	47,019,508

Fixed Income
Asset-Backed Securities	–	1,462,128	–	1,462,128
Collateralized Mortgage Obligations	–	170,822	–	170,822
Mortgage Pass-Through Securities	–	2,940,666	–	2,940,666
Federal Agency Obligations	–	9,068,457	–	9,068,457
Corporate Bonds	–	15,651,388	–	15,651,388
Total Fixed Income	–	29,293,461	–	29,293,461

Short-Term Investments	525,605
Total Investments in Securities	$47,545,113	$29,293,461	–	$76,838,574

Rainier Intermediate Fixed Income Portfolio	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	–	$5,322,022	–	$5,322,022
Collateralized Mortgage Obligations	–	222,068	–	222,068
Mortgage Pass-Through Securities	–	7,662,506	–	7,662,506
Federal Agency Obligations	–	33,596,796	–	33,596,796
Corporate Bonds	–	62,200,520	–	62,200,520
Total Fixed Income	–	109,003,912	–	109,003,912

Short-Term Investments	2,501,710	–	–	2,501,710
Total Investments in Securities	$2,501,710	$109,003,912	–	$111,505,622

NOTE 6. INCOME TAXES
As of March 31, 2009, the components of distributable accumulated earnings (losses) on a tax basis were as follows:
	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Cost of investments for tax purposes	$1,332,776,835	$589,927,099	$3,109,367,013	$69,501,003	$109,121,223
Gross tax unrealized appreciation	54,017,393	23,620,728	152,382,557	3,881,721	3,878,990
Gross tax unrealized depreciation	(250,404,685)	(134,928,215)	(776,611,478)	(8,969,997)	(3,581,967)
Net tax unrealized appreciation (depreciation) on investments	(196,387,292)	(111,307,487)	(624,228,921)	(5,088,276)	257,023
Undistributed ordinary income	$6,730,003	$163,279	–	$360,053	$432,425
Undistributed long–term capital gains	–	–	–	–	–
Other accumulated gains (losses)	$(364,128,020)	$(297,591,362)	$(1,496,443,511)	$(12,653,051)	$(3,180,310)
Total accumulated earnings (losses)	$(553,785,309)	$(408,735,570)	$(2,120,672,432)	$(17,381,274)	$(2,490,862)

P / 50

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown gains and losses on mortgage and asset-backed securities and adjustments made on the sale of partnership investments. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2009, the following table shows the reclassifications made:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity	–	($2,352)	$2,352
Mid Cap Equity	–	(137,291)	137,291
Small/Mid Cap Equity	($8,495,352)	7,732,382	762,970
Balanced	–	1,067	(1,067)
Intermediate Fixed Income	–	13,155	(13,155)

As of March 31, 2009, the Funds had post-October losses and capital loss carryovers as shown in the table below:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
2014	–	–	–	–	$53,459
2015	–	–	–	–	$674,821
2016	–	–	–	–	$114,995
2017	$92,116,388	$81,469,270	$418,897,910	$2,592,789	$573,353
Total	$92,116,388	$81,469,270	$418,897,910	$2,592,789	$1,416,628
Post-October Losses	$271,446,380	$215,824,128	$1,059,613,178	$9,678,401	$1,328,285

For tax purposes, post-October losses are not recognized until the first day of the following fiscal year.

The tax components of distributions paid during the six months ended September 30, 2009, and the year ended March 31, 2009, were as follows:

	Six months ended September 30, 2009			Year ended March 31, 2009
	Ordinary Income	Long-term Capital Gain	Excise Distribution Requirement	Ordinary Income	Long-term Capital Gain	Return of Capital
Large Cap Equity	–	–	–	$2,652,200	$4,828,679	–
Mid Cap Equity	–	–	–	$54,947	–	–
Small/Mid Cap Equity	–	–	–	–	–	$598,258
Balanced	$608,839	–	–	$1,532,230	$1,647,172	–
Intermediate Fixed Income	$2,205,583	–	–	$4,379,282	–	–

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2009.

P / 51

Notes to Financial Statements

Rainier Funds
  September 30, 2009 (Unaudited)

NOTE 7. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related and shareholder servicing activities. The Institutional Shares of the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and Balanced Portfolio do not pay any fees under the Plan.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Advisor out of the fees received under the Plan and may be paid out of the Investment Advisor’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

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General Information

Rainier Funds
  September 30, 2009 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Fund’s website at www.rainierfunds.com/; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

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Directory of Funds’ Service Providers

Rainier Funds
  September 30, 2009 (Unaudited)

INVESTMENT ADVISOR
Rainier Investment Management, Inc.®
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $889 million to $338.4 billion as of May 31, 2009.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $829 million to $12.2 billion as of May 31, 2009.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $889 million to $12.2 billion as of May 31, 2009.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $78 million to $3.9 billion as of May 31, 2009.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $78 million to $3.9 billion as of May 31, 2009.

The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Barclays Capital U.S. Intermediate Government/Credit Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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RAINIER

RAINIER FUNDS *September 30, 2009*

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

High Yield Portfolio

RAINIER FUNDS
High Yield Portfolio
September 30, 2009
(Unaudited)

TABLE OF CONTENTS

FUND EXPENSES	2
SCHEDULE OF INVESTMENTS	4
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENT OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	11
GENERAL INFORMATION	17
DIRECTORY OF FUND SERVICE PROVIDERS	20
INDEX DESCRIPTION	20

P / 1

FUND EXPENSES

Rainier Funds
September 30, 2009 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested 4/1/09 and held for the entire period from 4/1/09 to 9/30/09.

Actual Expenses
The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period,” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes
The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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High Yield Portfolio

Expenses Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/09)	$1,000.00	$1,000.00
Ending Account Value (9/30/09)	$1,205.70	$1,024.81
Expenses Paid during Period*	$ 0.29	$ 0.26

*Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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Rainier High Yield Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
CONVERTIBLE BONDS (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
International Coal Group, Inc.
9.000%, 08/01/2012	100,000	$107,125
TOTAL CONVERTIBLE BONDS		107,125
(cost $87,859)

CORPORATE BONDS (92.0%)
Consumer Discretionary (1.2%)
Brinker International, Inc.
5.750%, 06/01/2014	145,000	138,468

Consumer Staples (8.2%)
Constellation Brands Inc.
7.250%, 05/15/2017	300,000	300,000
Mohawk Industries Inc.
6.125%, 01/15/2016	300,000	298,915
Tyson Foods, Inc. *
10.500%, 03/01/2014	300,000	341,250
		940,165
Energy (2.5%)
Massey Energy Co.
6.875%, 12/15/2013	300,000	291,000

Finance (6.9%)
SLM Corp.
4.000%, 01/15/2010	200,000	198,711
Textron Financial Corp.
5.125%, 02/03/2011	300,000	300,273
5.400%, 04/28/2013	300,000	294,805
		793,789
Industrial (61.6%)
BE Aerospace, Inc.
8.500%, 07/01/2018	195,000	200,362
Bway Corp.
10.000%, 04/15/2014 **	300,000	318,750
Cablevision Systems Corp.
8.625%, 09/15/2017 **	100,000	103,750
Cinemark, Inc.
8.625%, 06/15/2019 **	100,000	103,875
Clean Harbors, Inc.
7.625%, 08/15/2016 **	100,000	102,875
Collective Brands, Inc.
8.250%, 08/01/2013	200,000	197,000
Domtar Corp.
10.750%, 06/01/2017	300,000	337,500
El Paso Corp.
7.000%, 06/15/2017	300,000	295,500
Freeport-McMoRan Copper & Gold Inc.
8.250%, 04/01/2015	300,000	319,477

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Rainier High Yield Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
Industrial (61.6%) (Continued)	Amount	Value
Global Crossing Ltd
12.000%, 09/15/2015 **	250,000	$263,750
Goodyear Tire & Rubber Co.
10.500%, 05/15/2016	300,000	327,000
Graphic Packaging Holding Company
9.500%, 08/15/2013	100,000	103,500
9.500%, 06/15/2017 **	100,000	106,750
Greif, Inc.
7.750%, 08/01/2019 **	300,000	310,500
HCA Inc.
8.500%, 04/15/2019 **	300,000	315,000
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017 **	250,000	247,500
HSN, Inc.
11.250%, 08/01/2016	75,000	81,563
Iron Mountain Inc.
7.750%, 01/15/2015	300,000	303,750
Levi Strauss & Co.
8.875%, 04/01/2016	100,000	101,750
Mandalay Resort Group
9.375%, 02/15/2010	200,000	200,000
Masco Corp.
5.850%, 03/15/2017	300,000	277,080
Nalco Co.
8.875%, 11/15/2013	300,000	309,750
Norampac Inc.
6.750%, 06/01/2013	200,000	194,000
Owens Corning Inc.
6.500%, 12/01/2016	300,000	293,119
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	287,794
Sandridge Energy, Inc.
9.875%, 05/15/2016 **	155,000	162,363
Solo Cup Co.
10.500%, 11/01/2013 **	100,000	106,500
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	300,000	315,750
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	96,250
Teck Resources Limited
10.750%, 05/15/2019	300,000	350,250
Terremark Worldwide, Inc.
12.000%, 06/15/2017 **	100,000	109,500
Tesoro Corp.
6.500%, 06/01/2017	300,000	273,000
		7,115,508
Telecommunication Services (6.0%)
Frontier Communications Corp.
8.250%, 05/01/2014	300,000	310,500
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	378,000
		688,500

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Rainier High Yield Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Transportation (1.9%)
Kansas City Southern
7.625%, 12/01/2013	220,000	$214,500

Utility (3.7%)
AES Corp.
9.750%, 04/15/2016 **	300,000	328,500
MetroPCS Communications, Inc.
9.250%, 11/01/2014	100,000	102,750
		431,250
TOTAL CORPORATE BONDS
(cost $9,534,249)		$10,613,180

	Shares	Value
EXCHANGE-TRADED FUNDS (3.6%)
Funds, Trusts, and Other Financial Vehicles (3.6%)
SPDR Barclays Capital	5,520	$212,465
iShare iBoxx	2,410	208,103
TOTAL EXCHANGE-TRADED FUNDS		420,568
(cost $327,029)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS (1.4%)
MONEY MARKET MUTUAL FUNDS (1.4%)
First American Prime Obligations Fund	166,850	166,850
TOTAL SHORT TERM INVESTMENTS
(cost $166,850)		$166,850

TOTAL INVESTMENTS (97.9%)
(cost $10,115,987)		$11,307,723
ASSETS IN EXCESS OF OTHER LIABILITIES (2.1%)		246,229
NET ASSETS (100.0%)		$11,553,952

* Variable rate seurity.

**  Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities totaled $2,579,613 or 22.33% of the Portfolio's net assets.  Unless otherwise noted, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

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STATEMENTS OF ASSETS AND LIABILITIES

Rainier Funds
September 30, 2009 (Unaudited)

High Yield
Portfolio
ASSETS
Investments in securities, at cost	$10,115,987

Investments in securities, at value	$11,307,723
Receivables
Dividends and interest	258,047
Prepaid expenses	7,488
Total assets	11,573,258

LIABILITIES
Payables
Distributions to shareholders	7,743
Due to Investment Advisor	4,579
Accrued expenses	6,079
Deferred trustees compensation	905
Total liabilities	19,306

Net Assets	$11,553,952

COMPONENTS OF NET ASSETS
Paid-in capital	$10,309,643
Accumulated undistributed net investment
income	2,170
Accumulated undistributed net realized
gain on investments	50,403
Net unrealized appreciation
on investments	1,191,736
Net assets	$11,553,952

Institutional shares

Net assets applicable to shares outstanding	$11,553,952
Shares outstanding	994,664
Net asset value, offering and redemption
price per share	$11.62

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STATEMENTS OF OPERATIONS

Rainier Funds
For the six-month period ending September 30, 2009 (Unaudited)

High Yield
Portfolio

INVESTMENT INCOME
Income
Dividends	$25,770
Interest	380,525
Total income	406,295

Expenses
Investment advisory fees	24,860
Administration fees*	6,468
Reports to shareholders	489
Registration expense	1,146
Audit fees	2,610
Trustee fees	2,953
Legal fees	6,515
Miscellaneous expense	1,141
Total expenses	46,182
Less: fees waived and expenses absorbed	(16,872)
Net expenses	29,310
Net investment income	376,985

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	50,403
Net change in unrealized appreciation
on investments	1,191,736
Net income on investments	1,242,139

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,619,124

* Includes administrator, transfer agent, fund accounting and custody fees.

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STATEMENTS OF CHANGES IN NET ASSETS
Rainier Funds

High Yield Portfolio
March 31, 2009*
through
September 30, 2009
Unaudited

INCREASE (DECREASE) IN NET ASSETS FROM:

Operations
Net investment income	$376,985
Net realized gain on investments	50,403
Net change in unrealized appreciation on investments	1,191,736
Increase in net assets resulting
from operations	1,619,124

Distributions to shareholders
From net investment income	(374,815)
Decrease in net assets from distributions	(374,815)

Capital share transactions
Proceeds from shares sold
Institutional shares	10,225,000
Proceeds from shares reinvested
Institutional shares	334,658
Cost of shares redeemed
Institutional shares	(250,015)

Net increase from
capital share transactions	10,309,643

Net increase in net assets	11,553,952

NET ASSETS
Beginning of period	-
End of period	$11,553,952

Undistributed net investment income	$2,170

Institutional shares
Shares sold	986,286
Shares issued on reinvestment of distributions	30,156
Shares redeemed	(21,778)
Net increase in shares outstanding	994,664

* Commencement of operations.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance since inception. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier High Yield Portfolio
For a capital share outstanding at:
6 Months Ending
September 30, 2009
(Unaudited)

Net asset value, beginning of period	$10.79

Income from investment operations:
Net investment income	0.41
Net realized and unrealized gain on investments	0.83

Total from investment operations	1.24

Less distributions:
From net investment income	(0.41)

Total distributions	(0.41)

Net asset value, end of period	$11.62

Total return	20.57%

Ratios/supplemental data:
Net assets, end of period (millions)	$11.6

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.02%
After fees waived and expenses absorbed	0.65%

Ratio of net investment income to average
net assets, after fees waived and expenses absorbed	8.34%

Portfolio turnover rate	23.01%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

Rainier Funds
    September 30, 2009 (Unaudited)

NOTE 1.  ORGANIZATION

Rainier Investment Management Mutual Fund (d.b.a. Rainier Funds) (the "Trust") was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of six portfolios, one of which, the High Yield Portfolio ("Fund") is included herein.

The High Yield Portfolio seeks to earn a high level of current income. Capital appreciation is a secondary objective.

The Fund offers one class of shares: Institutional Shares. The Trust is authorized to issue an unlimited number of shares of the Institutional Class, with $0.01 par value.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Fund, in computing the NAV, to value portfolio securities using market quotations when they are "readily available." When market quotations are not readily available, the Board of Trustees of the Trust must value securities at "fair value determined in good faith." The Board has delegated such responsibility to the Advisor pursuant to Security Valuation Procedures that the Board has adopted. The Board will approve, monitor and review the valuation decisions and policies made by the Advisor.

Under current financial accounting standards, "fair value" means "the price that would be received to sell a security in an orderly transaction between market participants at the measurement date." Fair value pricing involves subjective judgments and there is no single standard for determining fair value.  The Fund prices its securities as follows: All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market, NASDAQ Global Select Market and the NASDAQ Capital Market exchanges (collectively,"NASDAQ"), are valued at the last reported sale price on an exchange. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Equity securities not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange-traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Debt securities are valued by an independent pricing service using various valuation methodologies, such as matrix pricing and other analytical pricing models, as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed-income securities without relying exclusively on quoted prices. Debt securities and short-term investments with 60 days or less to maturity are valued at amortized cost. Investments in other open-end mutual fund are valued at their stated net asset value.

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Securities for which no market quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with the procedures adopted by the Board of Trustees of the Trust. In accordance with these procedures, the Advisor's Pricing Committee determines the fair value of a security based on all relevant information, including quotations from brokers, prices of securities with similar characteristics, market conditions and other criteria as dictated in the Security Valuation Policy. As of September 30, 2009, there were no securities held in the Portfolio that required fair valuation by the Advisor’s Pricing Committee in accordance with the Board-approved procedures. See Note 5.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Fund. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended September 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

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F) Accounting for Derivatives.  Recent accounting pronouncements require the Fund to disclose additional information regarding the use of derivatives.  This disclosure would include information regarding how and why the Fund uses derivatives, how derivatives are accounted for and how derivative instruments affected the Fund operations and financial position.  Because the Fund holds no derivatives, the adoption of these accounting standards had no impact on the Fund’s financial statements.

G) Subsequent Events. Accounting standards require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, accounting standards require an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events though the issuance of their financial statements on November 13, 2009.

NOTE 3.  COMMITMENTS, OTHER RELATED·PARTY TRANSACTIONS AND OTHER AGREEMENTS

A) Investment Management Agreement. The Trust, on behalf of the Fund, has entered into an investment management agreement with Rainier Investment Management, Inc. (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay an investment advisory fee of 0.55% of average daily net assets.

B) Fee and Expense Waivers. Although not required to do so, the Investment Advisor has contractually agreed to reimburse the Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed 0.65%.

Overall operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Fund and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Fund or Investment Advisor with 60 days' written notice.

Expenses reimbursed by the Investment Advisor may be recouped from the Fund. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

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At September 30, 2009 the amount available for recoupment that has been paid and/or waived by the Advisor on behalf of the Fund is $16,872.

The Advisor may recapture a portion of $16,872 no later than March 31, 2013.

C) Omnibus Fee Agreement. The Trust, on behalf of the Fund, has entered into an Omnibus Fee Agreement ("Agreement") with U.S. Bancorp Fund Services, LLC ("USBFS"), and U.S. Bank, N.A. USBFS serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A., serves as the custodian under this Agreement. For these services, the Trust pays a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets
0.04% of next $1 billion of average daily net assets
0.03% of next $6 billion of average daily net assets
0.02% of average daily net assets over $10 billion.

The Trust will be subject to an annual minimum fee of $650,000. The Fund pays a minimum of $10,000 annually.

D) Other Related Parties. Certain officers and trustees of the Fund are also officers and/or directors of the Investment Advisor. Independent Trustees are compensated by the Trust at the total rate of $38,000 per year plus $3,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Fund. (If all quarterly meetings are attended, total annual compensation for each independent trustee is $50,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for independent trustees (the "Compensation Plan"). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4.  INVESTMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. government securities, for the year ended September 30, 2009, were $11,602,873 and $1,769,322, respectively.

There were no purchases or sales of U.S. government securities by the High Yield Portfolio.

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NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the available information.

	Level 1	Level 2		Level 3		Total

Equity
Exchange Traded Funds	$420,568	$	---	$	---	$420,568
Total Equity	420,568		---		---	420,568

Fixed Income
Corporate Bonds	---		10,613,180		---	10,613,180
Convertible Corporate Bonds	---		107,125		---	107,125
Total Fixed Income	---		10,720,305		---	10,720,305

Short-Term Investments	166,850		---		---	166,850

Total Investments in Securities	$587,418		$10,720,305	$		$11,307,723

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NOTE 6. INCOME TAXES

The components of distributable accumulated earnings on a tax basis were as follows:

High Yield Portfolio

Cost of investments for tax purposes	$10,115,987
Gross tax unrealized appreciation	1,191,736
Gross tax unrealized depreciation	-

Net tax unrealized appreciation on investments	1,191,736
Undistributed ordinary income	52,573
Undistributed long–term capital gains	-
Other accumulated gains	-
Total accumulated earnings	$1,244,309

The tax components of distributions paid during the six months ended September 30, 2009, were as follows:

	Six months ended September 30, 2009
	Ordinary	Long-term Capital	Excise Distribution
	Income	Capital Gain	Requirement
High Yield Portfolio	$374,815	---	---

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GENERAL INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures and voting records, without charge, upon request by contacting the Fund directly at 1-800-248-6314; on the Fund's website at www.rainierfunds.com/; or on the EDGAR Database on the SEC's website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission ("SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolio’s Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

BOARD CONSIDERATION OF AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees held on December 4, 2008, with all of the independent trustees present, the Board unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to the High Yield Portfolio (the “Fund”).

In considering whether to approve the Advisory Agreement, the Board (including the independent trustees) considered and discussed a substantial amount of information prepared by the Investment Advisor at the Board’s request. This information included detailed data on the expenses for other investment companies with similar investment objectives and sizes, which was derived from data compiled by an independent third party. The independent trustees received a memorandum discussing the legal standards applicable to their consideration of the proposed approval. The independent trustees also discussed the proposed approval in a private session with independent legal counsel to the independent trustees at which no representatives of the Investment Advisor or other parties were present. In reaching their determinations relating to the approval of the Advisory Agreement with respect to the Fund, the trustees considered all factors they believed relevant, including the factors discussed below.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors.

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Nature, Extent and Quality of Services

The Advisor, its personnel and its resources.  The Board considered the depth and quality of the Advisor’s investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization.  The Board discussed the quality of the proposed services to be provided by the Advisor and noted extensive investment experience, including experience in the analysis of and investment in non-investment grade securities, of the proposed Portfolio Managers of the Fund.  The Trustees considered the overall depth and quality of the Advisor’s investment personnel and the potential benefits of this group and its research to the Fund.  The Board considered the performance record of the other fixed-income investments within the Trust, noting that these investments had produced solid returns relative to their respective benchmarks and peer funds.

Other Services.  The Board considered the Advisor’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its commitment to hiring and retaining high-quality non-investment personnel including, but not limited to the Trust’s Chief Executive Officer and its Chief Compliance Officer as well as a client service team that had provided services to the Trust’s shareholders; oversight of the Trust’s other service providers; and the Advisor’s commitment to providing ongoing communication to the Board and to the Trust’s shareholders regarding investment performance and other pertinent information.

The Board concluded that the nature, extent and quality of the services to be provided by the Advisor would benefit the Fund and its potential shareholders.

Investment Performance
Because the Advisor has no experience in managing a non-investment grade fixed income portfolio, the Trustees were not able to consider directly correlated performance information.  The Trustees consider that credit analysis was an important aspect of the investment process for the existing fixed income Fund in the Trust and that Fund had an attractive long-term performance record.

Advisory Fees and Total Expenses
The Board reviewed the advisory fees and total expenses proposed for the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc.  The Board observed that the Fund’s proposed advisory fees were slightly above the median of the peer group.  However, the expense cap for the Fund proposed by the Advisor would limit the overall expenses of the Fund to a level below the median for the peer group.

The Board concluded that the proposed investment advisory fees were reasonable and that because the Advisor had agreed to limit the overall expenses of the Fund through an Expense Limitation Agreement that the overall expenses of the Fund would be fair and reasonable.

P / 18

Advisor, Costs, Level of Profits and Economies of Scale
The Board discussed the Advisor’s costs of providing the proposed services to the Fund.  The Trustees noted that because the Advisor intended to employ a limited distribution strategy, it was unlikely that the Advisor would experience any profits in the first three years of the Fund’s operations.  The Board noted that the Fund would benefit from economies of scale as certain Trust level expenses are allocated on a pro-rata basis across all Funds in the Trust.  The Trustees also noted that because of the expense cap implemented by the Advisor, the Fund would effectively have access to economies of scale that it would not have access to until it achieved considerably higher asset levels.

Ancillary Benefits
The Board noted that because of the limited size of the Fund and the nature of the proposed investment strategy, it was unlikely that the Advisor would receive any benefit from third-party soft dollar arrangements.  There were no other material or significant potential fall-out benefits available to the Advisor identified by the Board.

Conclusions
Based on its review, including consideration of each of the factors referred to above, the Board concluded that the proposed Investment Advisory Agreement is fair and reasonable to the Fund and its potential shareholders and that the Fund’s shareholders should receive reasonable value in return for the advisory fees paid to the Advisor by the Fund.

P / 19

Directory of Fund Service Providers

INVESTMENT ADVISOR
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA98101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

INDEX DESCRIPTION

The BofA Merrill Lynch High Yield Master II Index is composed of securities from the MLHY Master II/high-yield corporate bonds and other distressed securities, U.S. government securities, taxable municipal bonds and non-investment grade bonds.

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Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed June 23, 2004

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By           /s/ John W. O’Halloran
John W. O’Halloran
Chief Executive Officer and Treasurer

Date  December 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ John W. O’Halloran
John W. O’Halloran
Chief Executive Officer and Treasurer

Date  December 3, 2009